UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-07923

                                CNI CHARTER FUNDS
               (Exact name of registrant as specified in charter)
                                    --------


                             400 North Roxbury Drive
                             Beverly Hills, CA 90210
               (Address of principal executive offices) (Zip code)

                          SEI Investments Distributors
                             1 Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-888-889-0799

                   DATE OF FISCAL YEAR END: SEPTEMBER 30, 2007

                    DATE OF REPORTING PERIOD: MARCH 31, 2007

ITEM 1.    REPORTS TO STOCKHOLDERS.



[AHA Logo Omitted]
a tobacco-free investment                          [CNI Logo Omitted]



[Bldg graphic omitted]


AHA Investment Funds
Series of CNI Charter Funds

Semi-Annual Report  o  March 31, 2007

--------------------------------------------------------------------------------

AHA Limited Maturity Fixed Income Fund
AHA Full Maturity Fixed Income Fund
AHA Balanced Fund
AHA Diversified Equity Fund                                     www.ahafunds.org
AHA Socially Responsible Equity Fund                     www.cnicharterfunds.com

              TABLE OF CONTENTS

                            AHA Investment Funds Semi-Annual Report
                            Series of CNI Charter Funds


                 2   Letter to Our Shareholders
                 5   Schedules of Investments
                29   Statements of Assets and Liabilities
                30   Statements of Operations
                32   Statements of Changes in Net Assets
                34   Financial Highlights
                36   Notes to Financial Statements
                43   Disclosure of Fund Expenses
                44   Approval of Sub-Advisory Agreement





================================================================================

AVAILABILITY OF PROXY VOTING INFORMATION
A description of the policies and procedures that the Funds use to determine how to vote proxies related to the Funds' portfolio securities, and information on how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ending June 30 is available (1) without charge, upon request by calling 1-800-445-1341, (2) on the CNI Charter Funds' website at WWW.CNICHARTERFUNDS.COM, and (3) on the Securities and Exchange Commission's website at www.sec.gov.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE
The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds' Form N-Q is available on the Commission's website at HTTP://WWW.SEC.GOV and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most current Form N-Q is also available on the CNI Charter Funds' website at www. cnicharterfunds.com and without charge, upon request by calling 1-800-445-1341.


                          AHA INVESTMENT FUNDS | PAGE 1
letter to our shareholders
MARCH 31, 2007

--------------------------------------------------------------------------------


Dear Shareholder:
Please find below a review of the first half of the fiscal year for the AHA Investment Funds.

AHA LIMITED MATURITY FIXED INCOME FUND

Six months into our new fiscal year has been a time of transition for our fixed income managers since the Federal Reserve Bank is not increasing rates. The inversion in the yield curve between two year maturity and ten year securities has given way to a more normal positive slope with longer maturities earning higher yields. However, the inversion of yields for fixed income securities shorter than two years continues still as shorter securities are yielding at a higher rate than longer term maturities. The two managers of the AHA Limited Maturity Fund diversify by investing roughly on opposite sides of this inversion. Patterson Capital Corporation manages in the 1-3 year maturity range whereas CNAM (City National Asset Management, Inc.) invests in the 1-5 year spectrum.

Over the past six months ending March 31, 2007, Institutional Class shares of the AHA Limited Maturity Fund produced a total return, net of fees, of 2.36% vs. 2.46% for an equal weighted blend of the Merrill Lynch 1-3 Year Treasury Index and the 1-5 year Lehman Government/Credit Index. These two indices returned 2.33% and 2.52% respectively for the half year. The Merrill Lynch 3-Month U.S. Treasury Bill

[Line Graph Omitted] Plot points are as follows:

            3/31/07       12/31/06        9/30/06
3M          5.04%          5.02%          4.89%
6M          5.06           5.09           5.02
1 Yr        4.9            5              4.91
2 Yr        4.58           4.82           4.71
3 Yr        4.54           4.74           4.62
            4.54           4.72           4.6
5 Yr        4.54           4.7            4.59
            4.58           4.7            4.6
10 Yr       4.65           4.71           4.64
            4.78           4.81           4.7
            4.92           4.91           4.77
            4.88           4.86           4.84
25Y+        4.84           4.81           4.76

Index returned 2.52% over the six months which still saw the inversion in the yield curve for periods under two years as shown on the yield chart shown below, plotting the movement of the curve at the beginning, (09/30/06), middle (12/31/06) and end of the six month period (03/31/07).

The Fund's overall duration included upward movement over the period to 2.3 years at March 31st as CNAM extended its portfolio maturity to 3.0 years in anticipation of the yield curve steepening in the 3-5 year segment of the maturity spectrum. This was beneficial to the Fund's performance. The Fund's sector distribution favored mortgage obligations and corporate bonds which aided performance over Treasuries and agencies. With the revised January 31, 2007 prospectus, the Fund's managers were allowed to add Baa/BBB (Investment Grade) bonds to their portfolios of single A or higher. This was to increase their ability to diversify among corporate issues of investment grade which represents 31.7% of the U.S. corporate investment grade bond market at this time. At the end of March, both sub-advisors had no purchases of Baa/BBB rated bonds and each maintained A/AA+ average portfolio credit quality.

AHA FULL MATURITY FIXED INCOME

This Fund also combines two sub-advisors: a core bond manager, Baird Advisors, with a mandate to follow a market neutral duration compared to the Lehman Aggregate Index; and an alpha manager whose role is to move duration proactively in comparison to the Lehman Intermediate Government/Credit Index. The objective is to maintain a broadly-invested core bond portfolio and seek additional return through duration and interest rate tactical management.

During the six months ending March 31, 2007, Institutional Class shares of this Fund achieved a net total return of 2.45% vs. 2.64% for the Lehman


                          AHA INVESTMENT FUNDS | PAGE 2
letter to our shareholders
MARCH 31, 2007

--------------------------------------------------------------------------------


Intermediate Bond Index and 2.75% for the Lehman Aggregate Bond Index. Morningstar ranked this Fund in the upper 25th percentile of their Intermediate Fixed Income peer universe for the period. The Fund accomplished this return by overweighting corporate, mortgage and asset backed, dollar-issued bonds of foreign entities, and under-weighting Treasury and to a lesser degree agency issues. As an investment grade Fund with an average credit quality rating of AA, the Fund's sub-advisors avoided any losses due to the sub-prime, lower grade mortgage lenders. The Fund is structured to provide safety through high quality investment grade holdings.

AHA BALANCED FUND

This Fund is what Morningstar labels a moderately balanced fund, with target weightings of 60% large cap core stocks, 30% core bonds, and 10% cash. The Fund during these six months was divided between two managers, Freeman Associates for core equity and Baird Advisors for core bonds. During the first half of the fiscal year it returned 4.79% compared to 5.51% for its blended index of 60% S&P 500, 30% Lehman Aggregate and 10% U.S. Treasury Bills. It ranked 77th in the Morningstar universe amongst its peer group for the period. The approach of the core equity manager, Freeman Associates, relies heavily upon quantitative models emphasizing price-to-cash flow, price-to-earnings and price-to-sales ratios. It also is diversified in all S&P 500 sectors within a narrow range of the sector weightings of the index. Throughout the six month duration the stock market has experienced a surge in stock prices which have a more speculative nature and are outside of the risk levels allowed by the core philosophy, which caused an underperformance versus the benchmark. The core bond manager, Baird Advisors, with a mandate to follow a market neutral duration compared to the Lehman Aggregate Index, maintains a broadly-invested core bond portfolio and seeks additional return through sector weightings.

AHA DIVERSIFIED EQUITY FUND

At the beginning of the six month period, two additional sub-advisors, SKBA and AMBS, joined the Fund with the objective of adding alpha (returns in excess of the market) and further diversifying the Fund. The styles of these two managers, each allotted a quarter of the Fund, complement the core manager, Freeman Associates, which continues to advise the core of the Fund, as illustrated in the pie chart.

[Pie Chart Omitted] Plot points are as follows:

Freeman - Core 50%
AMBS - Alpha Large Cap 25%
SKBA - Large Mid-Cap 25%

During the six month period under review, Institutional Class shares of this Fund returned 6.79% vs. 7.38% for the S&P 500. It ranked in the 67th percentile of the Morningstar universe. The approach of the core manager, Freeman Associates, relies heavily upon quantitative models emphasizing price-to-cash flow, price-to-earnings and price-to-sales ratios. The core half of the Fund is diversified in all S&P 500 sectors within a narrow range of the sector weightings of the index. Throughout the six month duration the stock market experienced a surge in stock prices which have a more speculative nature and are outside of the risk levels allowed by the core philosophy, which contributed to an underperformance versus the benchmark.

SKBA, an alpha manager in the large/mid-capitalization range, began management of 25% of the fund at the start of the fiscal year. SKBA was able to add to the Fund's performance by diversification in middle and large capitalization holdings in Telecommunications, Energy and Materials, sectors which performed well in the half year.

                          AHA INVESTMENT FUNDS | PAGE 3
letter to our shareholders
MARCH 31, 2007

--------------------------------------------------------------------------------


AMBS, also an alpha manager, which commenced management of 25% of the Fund at the start of the fiscal year, concentrates holdings in certain sectors. AMBS held a zero percent weighting in the Utilities sector and therefore missed that sector's good performance. They also had a heavy weighting in Financials and Technology with underperformance in this period.

Both alpha managers are repositioning the Fund at this time toward highly capitalized companies and late stock market cycle companies such as Industrials, as we enter the second half of this fiscal year.

AHA SOCIALLY RESPONSIBLE
EQUITY FUND

This Fund is managed solely by SKBA, a manager with expertise in socially conscious investing following a value oriented philosophy. For the half year, Institutional Class shares of this Fund returned 8.86% net of fees, compared to 6.11% for the Domini 400 Social Index. The manager invests from a universe of stocks which are screened for social values including pro-environmental, good corporate governance and citizenship and follows the guidelines of the U.S. Conference of Bishops. Starting with a universe of 400 stocks remaining after social screening of the Russell Value Index, this Fund seeks to invest responsibly both along fundamental stock valuation analysis and through social concerns. The Fund is heavily weighted in Depository Institutions, Chemicals & Allied Products and Electronic Equipment, all sectors which contributed to better performance than the Index.

We at CCM Advisors, LLC, the investment advisor to the AHA Investment Funds, series of the CNI Charter Funds, are grateful for your trust and are continuously monitoring and evaluating the AHA Fund sub-advisors to maintain the optimal combination of core and alpha portfolios.


   Sincerely,

/s/ Timothy G. Solberg Omitted

Timothy G. Solberg, CFA
Chief Investment Officer
AHA Investment Funds, series of the
CNI Charter Funds


Past performance is not indicative of future results.

Opinions expressed above are subject to change, are not guaranteed, and should not be considered a recommendation to buy or sell any security. Please refer to the schedule of investments in the report for fund holdings and index definitions. Portfolio holdings and sector allocations are subject to change.

The adviser has agreed to voluntarily waive fees to the extent necessary to keep operating expenses at or below specific limits. In the absence of such waivers, total returns would be reduced.

Investing in mutual funds involves risk, including possible loss of principal. In additional to the normal risks associated with investing, investments in smaller companies typically exhibit higher volatility, and products of companies in which technology funds invest may be subject to severe competition and rapid obsolescence. An investment in the Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Changing interest rates can adversely affect the value of an investment in the AHA Limited and Full Maturity Funds.

Distributed by SEI Investments Distribution Co. (SIDCo).


                          AHA INVESTMENT FUNDS | PAGE 4
schedule of investments
MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

AHA Limited Maturity Fixed Income Fund


[Bar Chart Omitted]
Plot points are as follows:

SECTOR WEIGHTINGS*:
37.0%  Corporate Bonds
24.8%  U.S. Government Mortgage-Backed Obligations
23.9%  U.S. Government Agency Obligations
 7.0%  U.S. Treasury Obligations
 5.1%  Mortgage-Backed Securities
 1.1%  Cash Equivalent
 1.1%  Asset-Backed Securities

*Percentages based on total investments.

---------------------------------------------------------------
DESCRIPTION                    FACE AMOUNT (000)   VALUE (000)
---------------------------------------------------------------
CORPORATE BONDS [36.7%]
   Aerospace & Defense [0.5%]
   United Technologies
    4.375%, 05/01/10                      $  200       $   196
   ============================================================

   BANKS [4.8%]
   Bank of America
    7.400%, 01/15/11                         750           808
   HSBC Holding
    7.500%, 07/15/09                         200           210
   U.S. Bank, NA
    6.375%, 08/01/11                         750           785
   Washington Mutual
    4.375%, 01/15/08                         250           248
   ------------------------------------------------------------

   TOTAL BANKS                                           2,051
   ============================================================

   BEAUTY PRODUCTS [1.8%]
   Procter & Gamble
    6.875%, 09/15/09                         750           784
   ============================================================

   CHEMICALS [0.6%]
   Dow Chemical
    5.750%, 12/15/08                         250           252
   ============================================================

   COMPUTER SYSTEM DESIGN & SERVICES [2.6%]
   IBM
    6.450%, 08/01/07                         400           401
   IBM, MTN4.
    375%, 06/01/09                           750           742
   ------------------------------------------------------------

   TOTAL COMPUTER SYSTEM DESIGN & SERVICES               1,143
   ============================================================

   FINANCE AUTO LOANS [0.7%]
   Toyota MotorCredit
    5.500%, 12/15/08                         300           301
   ============================================================


DESCRIPTION                    FACE AMOUNT (000)   VALUE (000)
---------------------------------------------------------------
   FINANCIAL SERVICES [4.3%]
   American Express Credit
    3.000%, 05/16/08                      $ 300        $   293
   International Lease Finance
    4.350%, 09/15/08                         300           297
   John Deere Capital, Ser D, MTN
    4.500%, 01/25/08                         200           198
   Lehman Brothers Holdings
    6.625%, 01/18/12                         750           792
   National Rural Utilities
    3.875%, 02/15/08                         275           272
   ------------------------------------------------------------

   TOTAL FINANCIAL SERVICES                              1,852
   ============================================================

   FOOD, BEVERAGE & TOBACCO [0.6%]
   Coca-Cola Enterprises
    5.750%, 11/01/08                         250           252
   ============================================================

   INSURANCE [0.5%]
   Allstate
    7.200%, 12/01/09                         200           210
   ============================================================

   INVESTMENT BANKER/BROKER DEALER [7.9%]
   Citigroup
    6.500%, 01/18/11                         750           785
    3.500%, 02/01/08                         300           296
   Credit Suisse First Boston
    6.125%, 11/15/11                         750           778
   Goldman Sachs Group
    6.650%, 05/15/09                         750           773
   Morgan Stanley
    6.750%, 04/15/11                         750           793
   ------------------------------------------------------------

   TOTAL INVESTMENT BANKER/BROKER DEALER                 3,425
   ============================================================

   MULTI-MEDIA [1.8%]
   Walt Disney
    6.375%, 03/01/12                         750           792
   ============================================================

   PETROLEUM & FUEL PRODUCTS [1.8%]
   Conoco Funding
    6.350%, 10/15/11                         750           788
   ============================================================

   RETAIL [1.1%]
   Target
    5.400%, 10/01/08                         250           251
   Wal-Mart Stores
    6.875%, 08/10/09                         200           208
   ------------------------------------------------------------

   TOTAL RETAIL                                            459
   ============================================================


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          AHA INVESTMENT FUNDS | PAGE 5
schedule of investments
MARCH 31, 2007 (UNAUDITED)

AHA Limited Maturity Fixed Income Fund (continued)


DESCRIPTION                    FACE AMOUNT (000)   VALUE (000)
---------------------------------------------------------------
   SECURITY BROKERS & DEALERS [2.7%]
   Countrywide Home Loan, MTN
    3.250%, 05/21/08                      $  300       $   293
   Credit Suisse First Boston
    3.875%, 01/15/09                         300           294
   Goldman Sachs Group
    4.125%, 01/15/08                         300           298
   Merrill Lynch, Ser B, MTN
    3.125%, 07/15/08                         300           292
   ------------------------------------------------------------

   TOTAL SECURITY BROKERS & DEALERS                      1,177
   ============================================================

   TELEPHONES & TELECOMMUNICATIONS [4.4%]
   AT&T
    6.250%, 03/15/11                         750           779
   BellSouth Telecommunications
    5.875%, 01/15/09                         300           303
   Verizon Communications
    7.250%, 12/01/10                         750           801
   ------------------------------------------------------------

   TOTAL TELEPHONES & TELECOMMUNICATIONS                 1,883
   ============================================================

   UTILITIES-ELECTRIC [0.6%]
   Public Service Electric & Gas, Ser C, MTN
    4.000%, 11/01/08                         250           246
   ============================================================


       TOTAL CORPORATE BONDS(COST $15,811)              15,811
       ========================================================


U.S. GOVERNMENT MORTGAGE-BACKED
  OBLIGATIONS [24.7%]
   FHLMC REMIC, Ser R003,
    Cl AG
    5.125%, 10/15/15                       1,271         1,264
   FHLMC REMIC, Ser R004,
    Cl Al
    5.125%, 12/15/13                       1,184         1,178
   FHLMC REMIC, Ser R007,
    Cl AC
    5.875%, 05/15/16                       1,363         1,372
   FHLMC REMIC, Ser R009,
    Cl AK
    5.750%, 12/15/18                       1,359         1,364
   FHLMC, Pool J04241
    5.500%, 01/01/22                       1,150         1,152
   FHLMC, Pool J04459
    5.000%, 03/01/22                         295           291
   FHLMC, Pool J04492
    5.000%, 03/01/22                         400           394
   FHLMC, Pool J04508
    5.000%, 03/01/22                         300           296


DESCRIPTION                    FACE AMOUNT (000)   VALUE (000)
---------------------------------------------------------------
   FNMA REMIC, Ser R009,
    Cl AJ
    5.750%, 12/15/18                      $1,555       $ 1,565
   FNMA, Pool 541946
    7.500%, 07/01/30                           1             1
   FNMA, Pool 584930
    7.500%, 05/01/31                           2             2
   FNMA, Pool 837191
    5.000%, 12/01/20                         866           854
   FNMA, Pool 837196
    5.500%, 02/01/21                         866           868
   ------------------------------------------------------------

       TOTAL U.S. GOVERNMENT MORTGAGE-BACKED
         OBLIGATIONS
         (Cost $10,585)                                 10,601
       ========================================================

U.S. GOVERNMENT AGENCY OBLIGATIONS [23.8%]
   FFCB
    5.220%, 10/21/13                         700           700
   FHLB
    4.375%, 09/17/10                       1,000           986
   FHLMC
    5.250%, 05/21/09                         980           987
    5.125%, 10/15/08                       1,000         1,003
    4.625%, 12/19/08                         700           697
    4.250%, 07/15/09                         265           262
    3.875%, 06/15/08                         540           533
    3.625%, 09/15/08                       1,130         1,110
   FNMA
    6.125%, 03/15/12                         285           301
    5.500%, 03/15/11                       1,000         1,023
    4.875%, 04/15/09                         685           685
    3.250%, 08/15/08                         900           880
    3.250%, 02/15/09                       1,105         1,073
   ------------------------------------------------------------

       TOTAL U.S. GOVERNMENT AGENCY
         OBLIGATIONS
         (Cost $10,221)                                 10,240
       ========================================================

U.S. TREASURY OBLIGATIONS [6.9%]
   U.S. Treasury Notes
    6.000%, 08/15/09                       1,100         1,134
    5.500%, 02/15/08                       1,200         1,206
    3.875%, 01/15/09                         616           639
   ------------------------------------------------------------

       TOTAL U.S. TREASURY OBLIGATIONS
         (Cost $2,967)                                   2,979
       ========================================================




SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          AHA INVESTMENT FUNDS | PAGE 6
schedule of investments
MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

AHA Limited Maturity Fixed Income Fund (concluded)


DESCRIPTION             FACE AMOUNT (000)/SHARES   VALUE (000)
---------------------------------------------------------------
MORTGAGE-BACKED SECURITIES [5.1%]
   Bear Stearns Commercial Mortgage
    Securities, Ser 2001-TOP2, Cl A1
    6.080%, 02/15/35                      $  422       $   428
   GMAC Commercial Mortgage
    Securities, Ser 2004-C3, Cl A2
    3.950%, 12/10/41                         440           433
   JPMorgan Commercial Mortgage,
    Ser 2005-IDP5 Cl A1
    5.035%, 12/15/44                         480           478
   Morgan Stanley Capital Investments,
    Ser 2005-T17, Cl A2
    4.110%, 12/13/41                         869           858
   ------------------------------------------------------------

       TOTAL MORTGAGE-BACKED SECURITIES
         (Cost $2,239)                                   2,197
       =======================================================

ASSET-BACKED SECURITIES [1.1%]
   Chase Manhattan Auto Owner
    Trust, Ser 2003-A, Cl A4
    2.060%, 12/15/09                         305           304
   Nissan Auto Receivables Owner
    Trust, Ser 2004-B, Cl A3
    3.350%, 05/15/08                         167           166
   ------------------------------------------------------------

       TOTAL ASSET-BACKED SECURITIES
         (Cost $471)                                       470
       ========================================================

CASH EQUIVALENT [1.1%]
   Fidelity Institutional Domestic
    Money Market Portfolio,
    Cl I, 5.17% (A)                      466,662           467
   ------------------------------------------------------------

       TOTAL CASH EQUIVALENT
         (Cost $467)                                       467
       ========================================================


       TOTAL INVESTMENTs [99.4%]
         (Cost $42,761)                                $42,765
       =======================================================


PERCENTAGES BASED ON NET ASSETS OF $43,022 ($ THOUSANDS).
(A) THE RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF MARCH 31, 2007.
CL -- CLASS
FFCB -- FEDERAL FARM CREDIT BANK
FHLB -- FEDERAL HOME LOAN BANK
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
MTN -- MEDIUM TERM NOTE
NA -- NATIONAL ASSOCIATION
REMIC -- REAL ESTATE MORTGAGE INVESTMENT CONDUIT
SER -- SERIES


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          AHA INVESTMENT FUNDS | PAGE 7
schedule of investments
MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

AHA Full Maturity Fixed Income Fund


[Bar Chart Omitted]
Plot points are as follows:

SECTOR WEIGHTINGS*:
32.3%  Corporate Bonds
19.9% U.S. Government Agency Obligations
14.5% U.S. Treasury Obligations
13.4% U.S. Government Mortgage-Backed Obligations
11.2% Mortgage-Backed Securities
 3.1% Commercial Paper
 2.3% Asset-Backed Securities
 2.3% Cash Equivalent
 0.9% Foreign Government Bonds
 0.1% Municipal Bond

*Percentages based on total investments.


DESCRIPTION             FACE AMOUNT (000)/SHARES   VALUE (000)
---------------------------------------------------------------
CORPORATE BONDS [33.2%]
   AEROSPACE & DEFENSE [0.2%]
   United Technologies
    4.375%, 05/01/10                      $   80       $    78
   ============================================================

   AGRICULTURE [0.3%]
   Bunge NA Finance
    5.900%, 04/01/17                         100            99
   ============================================================



   AIRLINES [0.0%]
   Continental Airlines (D)
    6.800%, 07/02/07                          15            15
   ============================================================

   AUTOMOTIVE [0.7%]
   Auburn Hills Trust
    12.375%, 05/01/20                         55            87
   DaimlerChrysler NA Holdings,
    Ser D, MTN (A)
    5.820%, 09/10/07                         180           180
   ------------------------------------------------------------

   TOTAL AUTOMOTIVE                                        267
   ============================================================

   Banks [6.3%]
   AmSouth Bancorporation
    6.750%, 11/01/25                          75            81
   Bankers Trust
    7.250%, 10/15/11                          46            49
   Bank of America
    10.200%, 07/15/15                        100           130
     5.625%, 10/14/16                        150           152
   Bank One
    10.000%, 08/15/10                         89           101
   Charter One Bank
    5.500%, 04/26/11                         250           254
   Citigroup
    3.625%, 02/09/09                         300           293


DESCRIPTION                    FACE AMOUNT (000)   VALUE (000)
---------------------------------------------------------------
   Dime Capital Trust, Ser A
    9.330%, 05/06/27                      $   50       $    52
   Dresdner Bank - New York
    7.250%, 09/15/15                         150           168
   European Investment Bank
    4.625%, 03/21/12                         450           445
   Federal Home Loan Bank
    5.625%, 06/13/16                         185           190
   HSBC Holding
    7.500%, 07/15/09                         285           299
   Santander Central Hispano Issuances
    7.625%, 09/14/10                         100           108
   Wachovia
    6.300%, 04/15/08                         150           152
   ------------------------------------------------------------

   TOTAL BANKS                                           2,474
   ============================================================

   BUILDING & CONSTRUCTION [0.2%]
   Hanson Australia Funding
    5.250%, 03/15/13                          75            74
   ============================================================


   CHEMICALS [0.7%]
   Dow Chemical
    5.750%, 12/15/08                          40            40
   E.I. Du Pont De Nemours
    4.125%, 04/30/10                         250           244
   ------------------------------------------------------------

   TOTAL CHEMICALS                                         284
   ============================================================

   CABLE/MEDIA [0.2%]
   TCI Communications
    7.875%, 08/01/13                          75            84
   ============================================================

   COMPUTER SYSTEM DESIGN & SERVICES [0.8%]
   IBM, MTN
    4.375%, 06/01/09                         300           297
   ============================================================

   DIVERSIFIED OPERATIONS [0.4%]
   Hutchison Whamp International (D)
    5.450%, 11/24/10                         150           151
   ============================================================

   DRUGS [0.2%]
   Teva Pharmaceutical
    5.550%, 02/01/16                          75            74
   ============================================================

   ELECTRICAL SERVICES [0.3%]
   Public Service Company of
    Colorado
    4.375%, 10/01/08                         100            99
   ============================================================


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          AHA INVESTMENT FUNDS | PAGE 8
schedule of investments
MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

AHA Full Maturity Fixed Income Fund (continued)


DESCRIPTION                    FACE AMOUNT (000)   VALUE (000)
---------------------------------------------------------------
   ENERGY [1.6%]
   Carolina Power & Light
    5.150%, 04/01/15                      $   80       $    78
   Exelon
    5.625%, 06/15/35                          75            69
   Korea Electric Power
    7.750%, 04/01/13                          95           107
    6.750%, 08/01/27                          75            84
   Pacific Gas & Electric
    6.050%, 03/01/34                          25            25
   PPL Energy Supply, Ser A
    5.700%, 10/15/15                          75            74
   PSI Energy
    7.850%, 10/15/07                         125           126
   United Utilities
    6.450%, 04/01/08                          70            71
   ------------------------------------------------------------

   TOTAL ENERGY                                            634
   ============================================================

   FINANCIAL SERVICES [6.4%]
   American Express Credit
    3.000%, 05/16/08                         300           293
   American General Finance
    8.450%, 10/15/09                         100           108
   Associates NA, Ser A
    7.950%, 02/15/10                          75            81
   Caterpillar Financial Services
    4.875%, 06/15/07                         300           300
   Caterpillar Financial Services,
    Ser F, MTN
    3.450%, 01/15/09                          50            49
   Countrywide Financial
    6.250%, 05/15/16                         100           101
    5.610%, 05/05/08 (A)                      90            90
   General Electric Capital
    5.500%, 04/28/11                          80            81
   General Electric Capital,
    Ser A, MTN
    5.000%, 06/15/07                         300           300
    6.000%, 06/15/12                          75            78
   HSBC Finance
    5.000%, 06/30/15                          75            72
   Lehman Brothers Holdings
    6.625%, 01/18/12                         300           317
   National Rural Utilities
    3.875%, 02/15/08                          50            49
   NiSource Finance
    7.875%, 11/15/10                          75            81
   Residential Capital (A)
    6.725%, 06/29/07                          90            90


DESCRIPTION                    FACE AMOUNT (000)   VALUE (000)
---------------------------------------------------------------
   Swedish Export Credit
    4.875%, 01/19/10                      $  280       $   280
   UFJ Finance Aruba
    6.750%, 07/15/13                         125           135
   ------------------------------------------------------------

   TOTAL FINANCIAL SERVICES                              2,505
   ============================================================

   FOOD, BEVERAGE & TOBACCO [0.6%]
   Kraft Foods 6.250%, 06/01/12              150           156
     5.625%, 11/01/11                         40            41
   Pepsi Bottling Holdings (D)
    5.625%, 02/17/09                          50            50
   ------------------------------------------------------------

   TOTAL FOOD, BEVERAGE & TOBACCO                          247
   ============================================================

   INSURANCE [0.4%]
   Protective Life
    4.300%, 06/01/13                         100            95
   WellPoint
    3.750%, 12/14/07                          50            49
   ------------------------------------------------------------

   TOTAL INSURANCE                                         144
   ============================================================

   INVESTMENT BANKER/BROKER DEALER [2.7%]
   Bear Stearns
    5.350%, 02/01/12                         275           276
   Bear Stearns, Ser B, MTN
    4.550%, 06/23/10                          50            49
   Citigroup
    4.125%, 02/22/10                          80            78
   Goldman Sachs Group
    6.600%, 01/15/12                         200           211
    5.650%, 06/28/10 (A)                     100           101
    5.150%, 01/15/14                          75            73
   Merrill Lynch, Ser C, MTN (A)
    5.580%, 02/05/10                          70            70
   Morgan Stanley
    5.640%, 01/15/10                         140           141
    4.750%, 04/01/14 (A)                      75            71
   ------------------------------------------------------------

   TOTAL INVESTMENT BANKER/BROKER DEALER                 1,070
   ============================================================

   MANUFACTURING [0.6%]
   General Electric
    5.000%, 02/01/13                         150           149
   Tyco International Group
    6.375%, 10/15/11                          75            79
   ------------------------------------------------------------

   TOTAL MANUFACTURING                                     228
   ============================================================



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          AHA INVESTMENT FUNDS | PAGE 9
schedule of investments
MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

AHA Full Maturity Fixed Income Fund (continued)


DESCRIPTION                    FACE AMOUNT (000)   VALUE (000)
---------------------------------------------------------------
   METALS & MINING [0.5%]
   Vale Overseas
    6.875%, 11/21/36                      $  100       $   103
    6.250%, 01/23/17                         100           102
   ------------------------------------------------------------

   TOTAL METALS & MINING                                   205
   ============================================================

   MORTGAGE FINANCE [0.2%]
   Residential Capital
    6.000%, 02/22/11                          75            74
   ============================================================

   MULTI-MEDIA [1.0%]
   Time Warner
    9.125%, 01/15/13                          50            58
    5.875%, 11/15/16                          85            86
   Viacom
    7.700%, 07/30/10                          75            81
   Walt Disney
    6.375%, 03/01/12                         150           158
   ------------------------------------------------------------

   TOTAL MULTI-MEDIA                                       383
   ============================================================

   OIL & GAS [1.6%]
   ConocoPhillips
    5.300%, 04/15/12                         300           303
   Shell International
    5.625%, 06/27/11                         300           308
   ------------------------------------------------------------

   TOTAL OIL & GAS                                         611
   ============================================================

   PERSONAL CREDIT INSTITUTIONS [0.5%]
   Household Finance
    6.375%, 10/15/11                         175           182
   ============================================================

   PETROLEUM & FUEL PRODUCTS [0.6%]
   Cooper Cameron
    2.650%, 04/15/07                         100           100
   Energy Transfer Partners
    6.625%, 10/15/36                          75            77
   Pemex Project Funding Master Trust
    9.125%, 10/13/10                          50            56
   ------------------------------------------------------------

   TOTAL PETROLEUM & FUEL PRODUCTS                         233
   ============================================================

   PETROLEUM EXPLORATION [0.3%]
   Travelers (A)
    6.250%, 03/15/67                         100            99
   ============================================================

   REAL ESTATE INVESTMENT TRUST [0.2%]
   Masco
    6.125%, 10/03/16                          75            76
   ============================================================


DESCRIPTION                    FACE AMOUNT (000)   VALUE (000)
---------------------------------------------------------------
   RETAIL [2.2%]
   Eksportsfinans, Ser G, MTN
    5.125%, 10/26/11                      $  300       $   302
   Home Depot
    5.250%, 12/16/13                         310           308
   Lowe's
    5.000%, 10/15/15                         200           194
   Target
    5.400%, 10/01/08                          50            50
   ------------------------------------------------------------

   TOTAL RETAIL                                            854
   ============================================================

   SECURITY BROKERS & DEALERS [0.3%]
   Istar Financial
    5.850%, 03/15/17                         100            99
   ============================================================

   SHORT-TERM BUSINESS CREDIT [0.2%]
   Citigroup Canada
    5.200%, 06/01/15                         100            97
   ============================================================

   TELECOMMUNICATIONS [0.6%]
   Deutsche Telekom
    8.000%, 06/15/10                          25            27
   SBC Communications
    5.300%, 11/15/10                         200           201
  -------------------------------------------------------------

     TOTAL TELECOMMUNICATIONS                              228
   ============================================================

   TELEPHONES & TELECOMMUNICATIONS [2.0%]
   British Telecommunications
    8.875%, 12/15/30                         100           137
    8.375%, 12/15/10 (B)                      60            67
   Deutsche Telekom International
    Finance
    8.250%, 06/15/30                          75            93
   France Telecom
    7.750%, 03/01/11                          50            54
   New Cingular Wireless Services
    8.750%, 03/01/31                          75            97
   Royal KPN
    8.000%, 10/01/10                          10            11
   Sprint Capital
    6.900%, 05/01/19                          75            78
   Telecom Italia Capital
    7.200%, 07/18/36                          75            78
   Telefonica Emisiones
    6.421%, 06/20/16                          75            78
   Verizon Global Funding
    4.000%, 01/15/08                         100            99
   ------------------------------------------------------------

   TOTAL TELEPHONES & TELECOMMUNICATIONS                   792
   ============================================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         AHA INVESTMENT FUNDS | PAGE 10
schedule of investments
March 31, 2007 (Unaudited)

--------------------------------------------------------------------------------

AHA Full Maturity Fixed Income Fund (continued)


DESCRIPTION                    FACE AMOUNT (000)   VALUE (000)
---------------------------------------------------------------
   TRANSPORTATION SERVICES [0.4%]
   FedEx
    9.650%, 06/15/12                      $  125       $   149
   ============================================================


       TOTAL CORPORATE BONDS(Cost $12,801)              12,906
       ========================================================

U.S. GOVERNMENT AGENCY OBLIGATIONS [20.5%]
   FAMC, MTN
    4.250%, 07/29/08                          20            20
   FFCB
    4.875%, 04/04/12                         200           200
   FHLB
    4.500%, 11/15/12                         325           319
   FHLMC 6.875%, 09/15/10                    300           320
    6.000%, 01/15/17                         140           143
    5.875%, 03/21/11                         350           363
    5.500%, 04/15/17                         149           150
    5.000%, 07/15/14                         525           528
    5.000%, 02/01/21                         450           444
    5.000%, 05/15/21                         150           148
    4.375%, 07/17/15                         745           715
   FNMA 6.625%, 09/15/09                     200           208
    6.125%, 03/15/12                         550           581
    6.000%, 05/15/11 (E)                   2,050         2,138
    5.500%, 04/01/36                         547           542
    5.250%, 01/15/09                         500           503
    5.000%, 11/01/35                         184           178
    4.625%, 05/01/13                         200           196
    4.375%, 09/15/12                         125           122
   GNMA
    3.727%, 03/16/27                         146           142
   ------------------------------------------------------------

       TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
         (Cost $7,928)                                   7,960
       ========================================================

U.S. TREASURY OBLIGATIONS [14.8%]
   U.S. Treasury Bonds
    9.125%, 05/15/18                         275           378
    6.250%, 08/15/23                       1,800         2,066
   U.S. Treasury Notes
    5.750%, 08/15/10                         345           358
    4.875%, 08/15/16                         300           305
    4.750%, 05/15/14                         225           227
    4.500%, 02/15/09                         700           698
    4.375%, 12/15/10                         400           398
    4.000%, 04/15/10                         350           345
    3.500%, 02/15/10                         580           564



DESCRIPTION                    FACE AMOUNT (000)   VALUE (000)
---------------------------------------------------------------
   U.S. TREASURY STRIP
    0.000%, 11/15/15                      $  650       $   435
   ------------------------------------------------------------

       TOTAL U.S. TREASURY OBLIGATIONS
         (Cost $5,729)                                   5,774
       ========================================================


U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS [13.7%]
   FHLMC Gold, Pool G11880
    5.000%, 12/01/20                         173           170
   FHLMC REMIC, Ser 2720, Cl JB
    5.000%, 12/15/16                         150           149
   FHLMC REMIC, Ser R003, Cl VA
    5.500%, 08/15/16                         180           182
   FHLMC, Pool 160098
    10.500%, 01/01/10                          4             4
   FHLMC, Pool 1B2550 (A)
    5.294%, 02/01/36                         242           242
   FHLMC, Pool 1B2677 (A)
    4.104%, 01/01/35                          40            39
   FHLMC, Pool 1B2683 (A)
    4.079%, 01/01/35                          23            23
   FHLMC, Pool 1B2692 (A)
    4.462%, 12/01/34                          68            68
   FHLMC, Pool 1q008 (A)
    5.079%, 03/01/36                         332           330
   FHLMC, Pool 8201
    6.000%, 07/01/34                         182           184
   FHLMC, Pool C00760
    6.500%, 05/01/29                          26            26
   FHLMC, Pool C20300
    6.500%, 01/01/29                          18            18
   FHLMC, Pool E01280
    5.000%, 12/01/17                          65            64
   FHLMC, Pool G11431
    6.000%, 02/01/18                         173           176
   FHLMC, Pool G18124
    6.000%, 06/01/21                         181           184
   FHLMC, Ser 2141, Cl N
    5.550%, 11/15/27                          23            23
   FHLMC, Ser 2533, Cl PC
    5.000%, 10/15/17                          27            27
   FHLMC, Ser 2544, Cl QB
    5.000%, 09/15/15                          98            98
   FHLMC, Ser 2804, Cl VC
    5.000%, 07/15/21                         178           174
   FHLMC, Ser 3132,  Cl MA
    5.500%, 12/15/23                         164           165
   FNMA REMIC, Ser R009, Cl AJ
    5.750%, 12/15/18                         189           190

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         AHA INVESTMENT FUNDS | PAGE 11
schedule of investments
MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

AHA Full Maturity Fixed Income Fund (continued)


DESCRIPTION                    FACE AMOUNT (000)   VALUE (000)
---------------------------------------------------------------
   FNMA, Pool 13751
    5.500%, 08/01/35                      $  255       $   253
   FNMA, Pool 252570
    6.500%, 07/01/29                          36            37
   FNMA, Pool 253183
    7.500%, 04/01/30                           3             3
   FNMA, Pool 253398
    8.000%, 08/01/30                          12            12
   FNMA, Pool 254510
    5.000%, 11/01/17                          83            82
   FNMA, Pool 254545
    5.000%, 12/01/17                         160           159
   FNMA, Pool 254685
    5.000%, 04/01/18                         120           119
   FNMA, Pool 254949
    5.000%, 11/01/33                          95            92
   FNMA, Pool 254953
    5.000%, 11/01/18                          64            64
   FNMA, Pool 303168
    9.500%, 02/01/25                           9            10
   FNMA, Pool 735060
    6.000%, 11/01/34                         129           130
   FNMA, Pool 735228
    5.500%, 02/01/35                         107           106
   FNMA, Pool 827223 (A)
    4.777%, 04/01/35                         211           210
   FNMA, Pool 835744
    5.000%, 09/01/35                         573           554
   FNMA, Ser 1992, Cl 136
    6.000%, 08/25/22                          46            46
   FNMA, Ser 2003, Cl 16
    5.000%, 10/25/15                         150           149
   FNMA, Ser 2003, Cl 18
    5.000%, 03/25/16                         119           119
   FNMA, Ser 2003, Cl 31
    4.500%, 12/25/28                         107           106
   FNMA, Ser 2004-W6, Cl 1A6
    5.500%, 07/25/34                          95            94
   FNMA, Ser 2006-B2, Cl AB
    5.500%, 05/25/14                         273           274
   GNMA, Pool 479168
    8.000%, 02/15/30                          20            22
   GNMA, Pool 780315
    9.500%, 12/15/17                          18            20
   GNMA, Ser 2004, Cl 78
    4.658%, 04/16/29                         150           146
   ------------------------------------------------------------

       TOTAL U.S. GOVERNMENT MORTGAGE-BACKED
         OBLIGATIONS
         (Cost $5,378)                                   5,343
   ============================================================


DESCRIPTION                    FACE AMOUNT (000)   VALUE (000)
---------------------------------------------------------------
MORTGAGE-BACKED SECURITIES [11.5%]
   Banc of America Alternative
   Loan Trust, Ser 2004-2, Cl 5A1
   5.500%, 03/25/19                       $  139       $   140
   Banc of America Alternative
    Loan Trust, Ser 2005-4, Cl CB11
    5.500%, 05/25/35                         148           148
   Banc of America Alternative
    Loan Trust, Ser 2005-6, Cl 7A1
    5.500%, 07/25/20                         113           113
   Banc of America Alternative
   Loan Trust, Ser 2005-9, Cl 1CB3
   5.500%, 10/25/35                          129           129
   Banc of America Alternative
    Loan Trust, Ser 2006-2, Cl 6A1
    5.500%, 03/25/21                         155           156
   Bear Stearns Commercial Mortgage,
    Ser 2006-PW12, Cl A4
    5.712%, 09/11/38                         300           309
   Chase Mortgage Finance,
    Ser 2003-S13, Cl A11
    5.500%, 11/25/33                         113           114
   Citigroup Mortgage Loan Trust,
    Ser 2005-9,  Cl 2A2
    5.500%, 11/25/35                         124           125
   Citigroup/Deutsche Bank
    Commerical Mortgage
    5.205%, 12/11/49                         400           400
   Commercial Mortgage,
    Ser 2006-C8, Cl A2B
    5.248%, 12/10/46                         185           185
   Countrywide Asset-Backed
    Certificate, Ser 2007-S1,
    Cl A6 (A)
    5.693%, 02/25/37                         200           199
   Countrywide Asset-Backed
    Certificates, Ser 2006-11,
    Cl 1AF3 (A)
    6.050%, 09/25/46                         200           202
   Deutsche Bank Alternative
    Securities, Ser 2006, Cl AR5
    6.000%, 10/15/21                         190           193
   First Horizon Alternative Mortgage
    Securities, Ser 2006-FA8, Cl 2A1
    5.750%, 02/25/37                         193           194
   GE Capital Commercial Mortgage,
    Ser 2002-3A, Cl A2
    4.996%, 12/10/37                         150           149
   GMAC Commercial Mortgage
    Securities, Ser 2003-C1, Cl A2
    4.079%, 05/10/36                         225           212



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         AHA INVESTMENT FUNDS | PAGE 12
schedule of investments
MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

AHA Full Maturity Fixed Income Fund


DESCRIPTION                    FACE AMOUNT (000)   VALUE (000)
---------------------------------------------------------------
   GMAC Mortgage Corporation
    Loan Trust, Ser 2004-GH1,
    Cl A6 (A)
    4.810%, 07/25/35                      $  150       $   148
   GMAC Mortgage Corporation
    Loan Trust, Ser 2004-J4,
    Cl A2
    5.500%, 08/25/14                         119           119
   JPMorgan Alternative Loan Trust,
    Ser 2006-S3, Cl A3A
    6.000%, 08/25/36                         200           200
   JPMorgan Chase, Ser 2006-CB17,
    Cl ASB
    5.415%, 12/12/43                         200           201
   JPMorgan Mortgage Trust,
    Ser 2006-A7, Cl 2A4R (A)
    5.500%, 01/25/37                         200           201
   RAAC, Ser 2004-SP1, Cl AI4 (A)
    5.285%, 08/25/27                         150           149
   Renaissance Home Equity,
    Ser 2007-1, Cl AF2
    5.512%, 04/25/37                         200           200
   Residential Accredit Loans,
    Ser 2004-QS5, Cl A5
    4.750%, 04/25/34                          53            51
   Residential Accredit Loans,
    Ser 2004-QS6, Cl A1
    5.000%, 05/25/19                          91            90
   Wachovia Bank Commercial
    Mortgage, Ser 2003-C3, Cl A2
    4.867%, 02/15/35                         150           147
   ------------------------------------------------------------

       TOTAL MORTGAGE-BACKED SECURITIES
         (Cost $4,487)                                   4,474
       ========================================================


COMMERCIAL PAPER [3.2%]
   Manhattan Asset Funding (F) (G)
    5.300%, 04/02/07                       1,231         1,231
   ============================================================


       TOTAL COMMERCIAL PAPER
         (Cost $1,231)                                   1,231
       ========================================================


ASSET-BACKED SECURITIES [2.3%]
   CitiFinancial Mortgage Securities,
    Ser 2004-1, Cl AF2 (B)
    2.645%, 04/25/34                          92            90
   Cityscape Home Equity Loan Trust,
    Ser 1997-C, Cl A4 (B)
    7.000%, 07/25/28                          16            16


DESCRIPTION                    FACE AMOUNT (000)   VALUE (000)
---------------------------------------------------------------
   Contimortgage Home Equity
    Loan Trust, Ser 1997-2, Cl A9
    7.090%, 04/15/28                      $    7       $     7
   Fairbanks Capital Mortgage,
    Ser 1991-1, Cl A (A)
    5.920%, 05/25/28                          42            42
   Green Tree Financial,
    Ser 1997-7, Cl A6
    6.760%, 07/15/29                         134           139
   GSAA Home Equity Trust,
    Ser 2005-1, Cl AF2 (A)
    4.316%, 11/25/34                         150           147
   Renaissance Home Equity
    Loan Trust, Ser 2005-3,
    Cl AF2 (B)
    4.723%, 11/25/35                         114           113
   Residential Asset Securities,
    Ser 2002-RS3, Cl AI5
    5.572%, 06/25/32                          96            96
   Residential Asset Securities,
    Ser 2003-KS5, Cl AI6
    3.620%, 07/25/33                         182           174
   Residential Asset Securities,
    Ser 2004-KS5, Cl AI3 (A)
    4.030%, 04/25/30                          52            52
   UCFC Home Equity Loan,
    Ser 1998-C, Cl A7
    5.935%, 01/15/30                          27            27
   ------------------------------------------------------------

       TOTAL ASSET-BACKED SECURITIES
         (Cost $911)                                       903
       ========================================================

FOREIGN GOVERNMENT BONDS [0.9%]
   Cia Bras Bebida
    8.750%, 09/15/13                         175           203
   National Bank of Hungary
    8.875%, 11/01/13                          75            90
   United Mexican States
    9.875%, 02/01/10                          50            56
   ------------------------------------------------------------

       TOTAL FOREIGN GOVERNMENT BONDS
         (Cost $339)                                       349
   ============================================================


MUNICIPAL BOND [0.1%]
   LOUISIANA [0.1%]
   Louisiana State, Tobacco Settlement
    Financing Authority, Ser 2001A
    6.360%, 05/15/25                          38            38
   ------------------------------------------------------------


       Total Municipal Bond(Cost $38)                       38
       ========================================================


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         AHA INVESTMENT FUNDS | PAGE 13
schedule of investments
MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------


AHA Full Maturity Fixed Income Fund (concluded)

DESCRIPTION                              SHARES    VALUE (000)
---------------------------------------------------------------
Cash Equivalents [2.4%]
   AIM Short-Term Investment
    Company Liquid Assets
    Portfolio (F)                         57,807       $    58
   Fidelity Institutional Domestic
    Money Market Portfolio,
    Cl I, 5.17% (C)                      877,410           877
   ------------------------------------------------------------

       TOTAL CASH EQUIVALENTS
         (Cost $935)                                       935
       ========================================================


       TOTAL INVESTMENTS [102.6%]
         (Cost $39,777)                                $39,913
       ========================================================


PERCENTAGES BASED ON NET ASSETS OF $38,920 ($ THOUSANDS).
* NON-INCOME PRODUCING SECURITY
(A) FLOATING RATE SECURITY -- THE RATE REFLECTED ON THE SCHEDULE OF INVESTMENTS IS THE RATE IN EFFECT ON MARCH 31, 2007.
(B) STEP BOND -- THE RATE REFLECTED ON THE SCHEDULE OF INVESTMENTS IS THE RATE IN EFFECT ON MARCH 31, 2007. THE COUPON ON A STEP BOND CHANGES ON A SPECIFIC DATE.
(C) THE RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF MARCH 31, 2007.
(D) SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION NORMALLY TO QUALIFIED INSTITUTIONS. ON MARCH 31, 2007, THE VALUE OF THESE SECURITIES AMOUNTED TO $216 (000)'S, REPRESENTING 0.6% OF THE NET ASSETS OF THE FUND.
(E) THIS SECURITY OR A PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT MARCH 31, 2007. THE TOTAL VALUE OF SECURITIES ON LOAN AT MARCH 31, 2007 WAS $1,224,907.
(F) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING. THE TOTAL VALUE OF SUCH SECURITIES AT MARCH 31, 2007 WAS $1,288,372.
(G) RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AT TIME OF PURCHASE.
CL -- CLASS
FAMC -- FEDERAL AGRICULTURAL MORTGAGE CORPORATION
FFCB -- FEDERAL FARM CREDIT BANK
FHLB -- FEDERAL HOME LOAN BANK
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
LLC -- LIMITED LIABILITY COMPANY
MTN -- MEDIUM TERM NOTE
NA -- NATIONAL ASSOCIATION
REMIC -- REAL ESTATE MORTGAGE INVESTMENT CONDUIT
SER -- SERIES
STRIP -- SEPARATELY TRADED REGISTERED INTEREST AND PRINCIPAL SECURITY


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         AHA INVESTMENT FUNDS | PAGE 14
schedule of investments
MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

AHA Balanced Fund


                              [Bar Chart Omitted]
Plot points are as follows:
SECTOR WEIGHTINGS*:
60.0%  Common Stock
10.0%  Mortgage-Backed Securities
 9.7%  U.S. Government Mortgage-Backed Obligations
 6.8%  Corporate Bonds
 6.4%  U.S. Treasury Obligations
 2.7%  U.S. Government Agency Obligations
 1.9%  Commercial Paper
 0.9%  Cash Equivalent
 0.8%  Asset-Backed Securities
 0.6%  Foreign Government Bonds
 0.2%  Municipal Bond

*Percentages based on total investments.

---------------------------------------------------------------
DESCRIPTION                               SHARES   VALUE (000)
---------------------------------------------------------------
COMMON STOCK [61.1%]
     AEROSPACE & DEFENSE [1.8%]
     Lockheed Martin                       1,388         $ 135
     United Technologies                   2,453           159
     ----------------------------------------------------------

     TOTAL AEROSPACE & DEFENSE                             294
     ==========================================================

     AIR TRANSPORTATION [0.0%]
     FedEx                                    66             7
     ==========================================================

     AUTOMOTIVE [0.8%]
     Autozone*                               351            45
     Paccar                                1,135            83
     ----------------------------------------------------------

     TOTAL AUTOMOTIVE                                      128
     ==========================================================


     BANKS [5.8%]
     Bank of America                       5,590           285
     JPMorgan Chase                        4,780           231
     National City                         2,341            87
     PNC Financial Services Group          1,361            98
     Washington Mutual                     3,184           129
     Wells Fargo                           3,496           120
     ----------------------------------------------------------

     TOTAL BANKS                                           950
     ==========================================================

     BIOMEDICAL RESEARCH & PRODUCTS [0.2%]
     Quest Diagnostic                        541            27
     ==========================================================

DESCRIPTION                               SHARES   VALUE (000)
---------------------------------------------------------------
     BROADCASTING & CABLE [1.5%]
     Cisco Systems*                        4,110         $ 105
     Motorola                              7,532           133
     ----------------------------------------------------------

     TOTAL BROADCASTING & CABLE                            238
     ==========================================================
     BUILDING & CONSTRUCTION [0.3%]
     Lennar, Cl A                          1,090            46
     ==========================================================

     BUSINESS SERVICES [1.2%]
     Convergys*                            2,300            59
     Omnicom Group                           751            77
     Xerox*                                3,806            64
     ----------------------------------------------------------

     TOTAL BUSINESS SERVICES                               200
     ==========================================================
     CHEMICALS [0.5%]
     Eastman Chemical                        754            48
     Hercules*                             2,094            41
     ----------------------------------------------------------

     TOTAL CHEMICALS                                        89
     ==========================================================

     COMMUNICATION & MEDIA [1.1%]
     DIRECTV Group*                        3,039            70
     Time Warner                           5,315           105
     ----------------------------------------------------------

     TOTAL COMMUNICATION & MEDIA                           175
     ==========================================================
     COMPUTERS-SOFTWARE [1.6%]
     Microsoft                             3,549            99
     Oracle*                               9,113           165
     ----------------------------------------------------------

     TOTAL COMPUTERS-SOFTWARE                              264
     ==========================================================
     COMPUTER SYSTEM DESIGN & SERVICES [0.3%]
     Lexmark International, Cl A*            753            44
     ==========================================================
     CONSUMER PRODUCTS & SERVICES [0.8%]
     Kimberly-Clark                          840            58
     Procter & Gamble                        937            59
     Whirlpool                               155            13
     ----------------------------------------------------------

     TOTAL CONSUMER PRODUCTS & SERVICES                    130
     ==========================================================

     CONTAINERS & PACKAGING [0.4%]
     Pactiv*                               1,769            60
     ==========================================================



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         AHA INVESTMENT FUNDS | PAGE 15
schedule of investments
MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

AHA Balanced Fund (CONTINUED)


DESCRIPTION                               SHARES   VALUE (000)
---------------------------------------------------------------
     DIVERSIFIED MANUFACTURING [1.8%]
     Danaher                               1,126          $ 81
     General Electric                      6,060           214
     ----------------------------------------------------------

     TOTAL DIVERSIFIED MANUFACTURING                       295
     ==========================================================

     DIVERSIFIED METALS & MINING [2.9%]
     Freeport-McMoran Copper & Gold, Cl B  1,091            72
     Hewlett-Packard                       4,748           191
     IBM                                   2,285           215
     ----------------------------------------------------------

     TOTAL DIVERSIFIED METALS & MINING                     478
     ==========================================================

     DRUGS [4.4%]
     Johnson & Johnson                     3,948           238
     Merck                                 4,158           184
     Pfizer                                9,759           247
     Wyeth                                 1,169            58
     ----------------------------------------------------------

     TOTAL DRUGS                                           727
     ==========================================================

     ELECTRICAL PRODUCTS [0.1%]
     Medtronic                               488            24
     ==========================================================

     ELECTRICAL SERVICES [1.7%]
     Centerpoint Energy                    2,465            44
     DTE Energy                              993            48
     Duke Energy                           4,951           100
     Pinnacle West Capital                   779            38
     TXU                                     361            23
     Xcel Energy                           1,103            27
     ----------------------------------------------------------

     TOTAL ELECTRICAL SERVICES                             280
     ==========================================================

     ENERGY [1.0%]
     Entergy                                 190            20
     PG&E                                  1,600            77
     Sempra Energy                         1,034            63
     ----------------------------------------------------------

     TOTAL ENERGY                                          160
     ==========================================================

     ENTERTAINMENT [0.6%]
     Carnival                              2,000            94
     ==========================================================

     FINANCIAL SERVICES [2.7%]
     CIT Group                             1,090            58
     Citigroup                             5,775           296
     Countrywide Financial                 2,797            94
     ----------------------------------------------------------

     TOTAL FINANCIAL SERVICES                              448
     ==========================================================


DESCRIPTION                               SHARES   VALUE (000)
---------------------------------------------------------------
     FOOD, BEVERAGE & TOBACCO [2.7%]
     General Mills                         1,590          $ 92
     Kellogg                               1,028            53
     Pepsi Bottling Group                  1,556            50
     PepsiCo                               2,624           167
     Safeway                               1,987            73
     ----------------------------------------------------------

     TOTAL FOOD, BEVERAGE & TOBACCO                        435
     ==========================================================

     GAS/NATURAL GAS [0.2%]
     Nicor                                   574            28
     ==========================================================

     HEALTHCARE PRODUCTS & SERVICES [0.6%]
     Applera - Applied Biosystems Group    1,280            38
     Cigna                                   401            57
     ----------------------------------------------------------

     TOTAL HEALTHCARE PRODUCTS & SERVICES                   95
     ==========================================================

     HOTELS & LODGING [0.2%]
     Starwood Hotels & Resorts Worldwide     628            41
     ----------------------------------------------------------

     HOUSEHOLD FURNITURE & FIXTURES [0.1%]
     Masco                                   856            23
     ==========================================================

     INSURANCE [3.5%]
     ACE                                   1,400            80
     Allstate                              2,149           129
     American International Group            559            38
     Chubb                                   630            32
     Genworth Financial, Cl A              2,090            73
     Hartford Financial Services Group     1,259           120
     Lincoln National                        601            41
     Torchmark                               447            29
     XL Capital, Cl A                        470            33
     ----------------------------------------------------------

     TOTAL INSURANCE                                       575
     ==========================================================

     INVESTMENT BANKER/BROKER DEALER [2.1%]
     Goldman Sachs Group                     850           176
     Merrill Lynch                           342            28
     Morgan Stanley                        1,717           135
     ----------------------------------------------------------

     TOTAL INVESTMENT BANKER/BROKER DEALER                 339
     ==========================================================


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         AHA INVESTMENT FUNDS | PAGE 16
schedule of investments
MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

AHA Balanced Fund (CONTINUED)


DESCRIPTION                               SHARES   VALUE (000)
---------------------------------------------------------------
     MACHINERY [0.8%]
     Cummins                                 420          $ 61
     Eaton                                   790            66
     ----------------------------------------------------------

     TOTAL MACHINERY                                       127
     ==========================================================


     MEDICAL PRODUCTS & SERVICES [1.9%]
     Bard (C.R.)                             100             8
     Becton Dickinson                      1,108            85
     Health Management, Cl A               3,039            33
     Laboratory*                             651            47
     Wellpoint*                            1,687           137
     Zimmer Holdings*                          3            --
     ----------------------------------------------------------

     TOTAL MEDICAL PRODUCTS & SERVICES                     310
     ==========================================================

     MISCELLANEOUS MANUFACTURING [0.2%]
     Tyco International                    1,098            35
     ==========================================================

     MULTI-MEDIA [1.0%]
     Walt Disney                           4,758           164
     ==========================================================

     OFFICE FURNITURE & FIXTURES [0.2%]
     VeriSign*                             1,538            39
     ==========================================================

     PAPER & PAPER PRODUCTS [0.2%]
     International Paper                     767            28
     ==========================================================

     PETROLEUM & FUEL PRODUCTS [7.0%]
     Apache                                1,301            92
     Ashland                                 652            43
     Baker Hughes                          1,259            83
     Chesapeake Energy (D)                 1,767            54
     ChevronTexaco                         3,146           233
     ConocoPhillips                        2,871           196
     Exxon Mobil                           3,149           238
     Marathon Oil                          1,351           133
     Nabors Industries*                    1,515            45
     Occidental Petroleum                    441            22
     ----------------------------------------------------------

     TOTAL PETROLEUM & FUEL PRODUCTS                     1,139
     ==========================================================

     PETROLEUM REFINING [0.0%]
     Hess                                    149             8
     ==========================================================


DESCRIPTION                               SHARES   VALUE (000)
---------------------------------------------------------------
     PRINTING & PUBLISHING [0.6%]
     Gannett                                 923          $ 52
     Meredith                                590            34
     Tribune                                 140             4
     ----------------------------------------------------------

     TOTAL PRINTING & PUBLISHING                            90
     ==========================================================

     RAILROADS [0.4%]
     CSX                                   1,717            69
     ==========================================================

     REAL ESTATE INVESTMENT TRUSTS [0.4%]
     Boston Properties                       152            18
     Temple-Inland                           748            44
     ----------------------------------------------------------

     TOTAL REAL ESTATE INVESTMENT TRUSTS                    62
     ==========================================================

     RESIDENTIAL HOUSING [0.3%]
     DR Horton                             2,002            44
     ==========================================================

     RETAIL [2.3%]
     Autonation*                           1,992            42
     Big Lots*                               290             9
     Dillard's, Cl A                       1,258            41
     Federated Department Stores           2,117            96
     JC Penney                                88             7
     Kroger                                2,915            82
     Lowe's                                2,013            64
     Sherwin Williams                        618            41
     ----------------------------------------------------------

     TOTAL RETAIL                                          382
     ==========================================================

     SEMI-CONDUCTORS [1.7%]
     Applied Materials                     5,476           100
     Teradyne*                             2,792            46
     Texas Instruments                     4,297           130
     ----------------------------------------------------------

     TOTAL SEMI-CONDUCTORS                                 276
     ==========================================================

     STEEL & STEEL WORKS [0.9%]
     Nucor                                 1,224            80
     United States Steel                     706            70
     ----------------------------------------------------------

     TOTAL STEEL & STEEL WORKS                             150
     ==========================================================

     TELEPHONES & TELECOMMUNICATIONS [2.0%]
     AT&T                                  2,107            83
     Embarq                                1,034            58
     Verizon Communications                4,810           183
     ----------------------------------------------------------

     TOTAL TELEPHONES & TELECOMMUNICATIONS                 324
     ==========================================================



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         AHA INVESTMENT FUNDS | PAGE 17
schedule of investments
MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

AHA Balanced Fund (CONTINUED)


DESCRIPTION             SHARES/FACE AMOUNT (000)   VALUE (000)
---------------------------------------------------------------

     Trucking [0.3%]
     Ryder System                            895       $     44
     ==========================================================


         Total Common Stock
           (Cost $9,445)                                 9,985
         ======================================================


MORTGAGE-BACKED SECURITIES [10.2%]
     Banc of America Alternative Loan
      Trust, Ser 2005-6, Cl 7A1
      5.500%, 07/25/20                      $ 38            38
     Chase Mortgage Finance,
      Ser 2003-S14, Cl 3A6
      5.500%, 01/25/34                        52            53
     Citicorp Mortgage Securities,
      Ser 2003-11, Cl 2A8
      5.500%, 12/25/33                        58            58
     Citicorp Mortgage Securities,
      Ser 2004-4, Cl A5
      5.500%, 06/25/34                        80            79
     Citigroup Mortgage Loan Trust,
      Ser 2005-9,  Cl 2A2
      5.500%, 11/25/35                        62            63
     Countrywide Alternative Loan
      Trust, Ser 2005-50CB, Cl 4A1
      5.000%, 11/25/20                        40            40
     Countrywide Alternative Loan
      Trust, Ser 2005-85CB, Cl 3A1
      5.250%, 02/25/21                        83            82
     Countrywide Alternative Loan Trust,
      Ser 2006-7CB, Cl 3A1
      5.250%, 05/25/21                        65            65
     Countrywide Asset-Backed
      Certificates, Ser 2005-13,
      Cl AF2 (A)
      5.294%, 04/25/36                        75            75
     Countrywide Asset-Backed
      Certificates, Ser 2006-11,
      Cl 1AF3 (A)
      6.050%, 09/25/46                       100           101
     Credit-Based Asset Servicing
      Home Equity, Ser 2005-CB8,
      Cl AF2 (B)
      5.303%, 12/25/35                        75            75
     Deutsche Bank Alternative
      Securities, Ser 2006, Cl AR5
      6.000%, 10/15/21                        95            96
     First Horizon CMO, Ser 2006-FA6,
      Cl 3A1
      5.750%, 11/25/21                        94            94


DESCRIPTION                    FACE AMOUNT (000)   VALUE (000)
---------------------------------------------------------------
     First Union National Bank CMO,
      Ser 2001-C4, Cl A2
      6.223%, 12/12/33                      $ 50       $    52
     GE Capital Commercial Mortgage,
      Ser 2002-3A, Cl A2
      4.996%, 12/10/37                       100            99
     GMAC Commercial Mortgage
      Securities, Ser 2003-C1, Cl A2
      4.079%, 05/10/36                       100            94
     GMAC Mortgage Corporation Loan
      Trust, Ser 2004, Cl HE5 (A)
      4.388%, 09/25/34                        75            73
     GMAC Mortgage Corporation Loan
      Trust, Ser 2004-GH1, Cl A6 (A)
      4.810%, 07/25/35                        75            74
     GMAC Mortgage Corporation Loan
      Trust, Ser 2004-J4, Cl A2
      5.500%, 08/25/14                        59            59
     JPMorgan Mortgage Trust, Ser 2006-A7,
      Cl 2A4R (A)
      5.500%, 01/25/37                       100           101
     RAAC, Ser 2004-SP1, Cl AI4 (A)
      5.285%, 08/25/27                        75            74
     Residential Accredit Loans,
      Ser 2004-QS5, Cl A5
      4.750%, 04/25/34                        26            26
     Residential Accredit Loans,
      Ser 2004-QS6, Cl A1
      5.000%, 05/25/19                        30            30
     Residential Funding Mortgage
      Securities, Ser 2003-S11, Cl A2
      4.000%, 06/25/18                        75            71
     ----------------------------------------------------------

         TOTAL MORTGAGE-BACKED SECURITIES
           (COST $1,684)                                 1,672
         ======================================================


U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS [9.9%]
     FHLMC Gold, Pool C90691
      5.500%, 07/01/23                        52            52
     FHLMC Gold, Pool G0182
      6.000%, 05/01/35                        90            91
     FHLMC REMIC, Ser 2673, Cl NC
      5.500%, 05/15/21                        75            75
     FHLMC REMIC, Ser R007, Cl AC
      5.875%, 05/15/16                        83            83
     FHLMC, Pool C00760
      6.500%, 05/01/29                        18            19



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         AHA INVESTMENT FUNDS | PAGE 18
schedule of investments
MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

AHA Balanced Fund (CONTINUED)


DESCRIPTION                    FACE AMOUNT (000)   VALUE (000)
---------------------------------------------------------------
     FHLMC, Pool G11771
      6.000%, 06/01/20                      $ 78       $    79
     FHLMC, Ser 2533, Cl PC
      5.000%, 10/15/17                        16            16
     FHLMC, Ser 2578 PD
      5.000%, 08/15/14                        50            50
     FNMA REMIC,
      Ser R009, Cl AJ
      5.750%, 12/15/18                        94            95
     FNMA, Pool 254800
      5.500%, 07/01/23                       387           386
     FNMA, Pool 256171
      6.000%, 03/01/26                       222           225
     FNMA, Pool 725773
      5.500%, 09/01/34                       124           123
     FNMA, Pool 735228
      5.500%, 02/01/35                        53            53
     FNMA, Pool 790108
      6.000%, 08/01/34                        64            65
     FNMA, Ser 2003, Cl 18
      5.000%, 03/25/16                       100            99
     FNMA, Ser 2003, Cl 31
      4.500%, 12/25/28                        61            61
     FNMA, Ser 2004-W10, Cl A24
      5.000%, 08/25/34                        50            49
     ----------------------------------------------------------

         TOTAL U.S. GOVERNMENT MORTGAGE-BACKED
           OBLIGATIONS
           (Cost $1,623)                                 1,621
         ======================================================

CORPORATE BONDS [6.9%]
     Agriculture [0.1%]
     Bunge NA Finance
      5.900%, 04/01/17                        25            25
     =========================================================

     BANKS [2.4%]
     AmSouth Bancorporation
      6.750%, 11/01/25                        50            54
     Bank of Oklahoma, Ser AI
      7.125%, 08/15/07                        50            50
     Bank United, Ser A, MTN
      8.000%, 03/15/09                        50            53
     Bankers Trust
      7.500%, 11/15/15                        25            28
     Compass Bank
      8.100%, 08/15/09                        50            53
     Dresdner Bank - New York
      7.250%, 09/15/15                        50            56
     First Maryland Bancorporation
      7.200%, 07/01/07                        50            50


DESCRIPTION                    FACE AMOUNT (000)   VALUE (000)
---------------------------------------------------------------
     PNC Funding
      7.500%, 11/01/09                      $ 50       $    53
     ----------------------------------------------------------

     TOTAL BANKS                                           397
     ==========================================================

     BUILDING & CONSTRUCTION [0.3%]
     Hanson Australia Funding
      5.250%, 03/15/13                        50            49
     ==========================================================

     CONTAINERS & PACKAGING [0.3%]
     Pactiv
      7.950%, 12/15/25                        50            56
     ==========================================================

     ENERGY [1.1%]
     Dominion Resources, Ser B
      6.250%, 06/30/12                        50            52
     Exelon Generation
      6.950%, 06/15/11                        50            52
     Pacific Gas & Electric
      6.050%, 03/01/34                        25            25
     PSI Energy
      7.850%, 10/15/07                        50            51
     ----------------------------------------------------------

     TOTAL ENERGY                                          180
     ==========================================================

     FINANCIAL SERVICES [0.4%]
     Countrywide Financial
      6.250%, 05/15/16                        25            25
     Household Finance
      8.000%, 07/15/10                        40            44
     ----------------------------------------------------------

     TOTAL FINANCIAL SERVICES                               69
     ==========================================================

     FOOD, BEVERAGE & TOBACCO [0.2%]
     Quaker Oats, Ser B, MTN
      9.250%, 11/27/07                        25            26
     ==========================================================

     INSURANCE [0.6%]
     MetLife
      6.500%, 12/15/32                        50            53
     Protective Life
      4.300%, 06/01/13                        50            48
     ----------------------------------------------------------

     TOTAL INSURANCE                                       101
     ==========================================================

     MANUFACTURING [0.2%]
     Tyco International Group
      6.375%, 10/15/11                        25            26
     ==========================================================


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         AHA INVESTMENT FUNDS | PAGE 19
schedule of investments
MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

AHA Balanced Fund (CONTINUED)


DESCRIPTION                    FACE AMOUNT (000)   VALUE (000)
---------------------------------------------------------------
     PAPER & PAPER PRODUCTS [0.4%]
     Westvaco
      9.750%, 06/15/20                      $ 50       $    62
     ==========================================================

     PETROLEUM & FUEL PRODUCTS [0.2%]
     Pemex Project Funding Master Trust
      9.125%, 10/13/10                        25            28
     ==========================================================

     REAL ESTATE INVESTMENT TRUST [0.2%]
     Masco
      6.125%, 10/03/16                        25            25
     ==========================================================

     TELEPHONES & TELECOMMUNICATIONS [0.5%]
     Deutsche Telekom International Finance
      8.250%, 06/15/30                        25            31
     GTE
      6.840%, 04/15/18                        25            27
     New Cingular Wireless Services
      8.750%, 03/01/31                        25            32
     ----------------------------------------------------------

     TOTAL TELEPHONES & TELECOMMUNICATIONS                  90
     ==========================================================


         TOTAL CORPORATE BONDS
           (Cost $1,116)                                 1,134
         ======================================================

U.S. TREASURY OBLIGATIONS [6.5%]
     U.S. Treasury Bonds
      9.125%, 05/15/18                       150           206
      6.250%, 08/15/23                       750           861
     ----------------------------------------------------------

         TOTAL U.S. TREASURY OBLIGATIONS
           (Cost $1,076)                                 1,067
         ======================================================

U.S. GOVERNMENT AGENCY OBLIGATIONS [2.7%]
     FNMA
      6.000%, 05/15/11 (D)                   250           261
      5.500%, 04/01/36                       182           180
     ----------------------------------------------------------

         TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
           (Cost $437)                                     441
         ======================================================


DESCRIPTION             FACE AMOUNT (000)/SHARES   VALUE (000)
---------------------------------------------------------------
ASSET-BACKED SECURITIES [0.8%]
     Residential Asset Securities,
      Ser 2002-RS3, Cl AI5
      5.572%, 06/25/32                      $111       $   111
     Residential Asset Securities,
      Ser 2004-KS5, Cl AI3 (A)
      4.030%, 04/25/30                        17            17
     ----------------------------------------------------------

         TOTAL ASSET-BACKED SECURITIES
           (Cost $131)                                     128
         ======================================================

FOREIGN GOVERNMENT BONDS [0.6%]
     Hydro-Quebec, Ser FU
      11.750%, 02/01/12                       50            64
     United Mexican States
      9.875%, 02/01/10                        25            28
     ----------------------------------------------------------

         TOTAL FOREIGN GOVERNMENT BONDS
           (Cost $94)                                       92
         ======================================================

MUNICIPAL BOND [0.1%]
     Louisiana [0.1%]
     Louisiana State, Tobacco Settlement
      Financing Authority, Ser 2001A
      6.360%, 05/15/25                        25            25
     ==========================================================


         TOTAL MUNICIPAL BOND
           (Cost $25)                                       25
         ======================================================

COMMERCIAL PAPER [2.0%]
     Manhattan Asset Funding (E) (F)
      5.300%, 04/02/07                       323           323
     ==========================================================


         TOTAL COMMERCIAL PAPER
           (Cost $323)                                     323
         ======================================================

CASH EQUIVALENTS [0.9%]
     AIM Short-Term Investment
      Company Liquid Assets
      Portfolio (E)                       15,177            15
     Fidelity Institutional Domestic
      Money Market Portfolio,
      Cl I, 5.17% (C)                    127,054           127
     ----------------------------------------------------------

         TOTAL CASH EQUIVALENTS
           (Cost $142)                                     142
         ======================================================

         TOTAL INVESTMENTS [101.7%]
           (Cost $16,096)                              $16,630
         ======================================================


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         AHA INVESTMENT FUNDS | PAGE 20
schedule of investments
MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

AHA Balanced Fund (concluded)


DESCRIPTION
---------------------------------------------------------------
PERCENTAGES BASED ON NET ASSETS OF $16,349 ($ THOUSANDS).
* NON-INCOME PRODUCING SECURITY
(A) FLOATING RATE SECURITY -- THE RATE REFLECTED ON THE SCHEDULE OF INVESTMENTS IS THE RATE IN EFFECT ON MARCH 31, 2007.
(B) STEP BOND -- THE RATE REFLECTED ON THE SCHEDULE OF INVESTMENTS IS THE RATE IN EFFECT ON MARCH 31, 2007. THE COUPON ON A STEP BOND CHANGES ON A SPECIFIC DATE.
(C) RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF MARCH 31, 2007.
(D) THIS SECURITY OR A PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT MARCH 31, 2007. THE TOTAL VALUE OF SECURITIES ON LOAN AT MARCH 31, 2007 WAS $321,167.
(E) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING. THE TOTAL VALUE OF SUCH SECURITIES AT MARCH 31, 2007 WAS $338,264.
(F) RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AT TIME OF PURCHASE.
CL -- CLASS
CMO -- COLLATERALIZED MORTGAGE OBLIGATION
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
LLC -- LIMITED LIABILITY COMPANY
MTN -- MEDIUM TERM NOTE
NA -- NATIONAL ASSOCIATION
REMIC -- REAL ESTATE MORTGAGE INVESTMENT CONDUIT
SER -- SERIES
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.








SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         AHA INVESTMENT FUNDS | PAGE 21
schedule of investments
MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

AHA Diversified Equity Fund


[Bar Chart Omitted]
Plot points are as follows:

SECTOR WEIGHTINGS*:
95.0%  Common Stock
 3.0%  Cash Equivalents
 2.0%  Commercial Paper

*Percentages based on total investments.

---------------------------------------------------------------
DESCRIPTION                               SHARES    VALUE (000)
---------------------------------------------------------------
COMMON STOCK [97.2%]
     Advertising [0.5%]
     CBS, Cl B                            18,800      $    575
     ==========================================================
     AEROSPACE & DEFENSE [1.7%]
     Lockheed Martin                       7,173           696
     Raytheon                              6,000           315
     United Technologies                  12,360           803
     ----------------------------------------------------------

     TOTAL AEROSPACE & DEFENSE                           1,814
     ==========================================================

     AIR TRANSPORTATION [0.9%]
     FedEx                                 9,500         1,021
     ==========================================================

     APPAREL/TEXTILES [0.2%]
     VF                                    3,190           264
     ==========================================================

     Automotive [1.4%]
     Autozone*                             2,590           332
     Honda Motor, ADR                     21,500           750
     Paccar                                5,485           402
     ----------------------------------------------------------

     TOTAL AUTOMOTIVE                                    1,484
     ==========================================================

     BANKS [7.1%]
     Bank of America                      45,680         2,331
     International Bancshares              9,500           282
     JPMorgan Chase                       41,690         2,017
     National City                         5,102           190
     PNC Financial Services Group          7,033           506
     US Bancorp                           24,600           860
     Washington Mutual                    16,243           656
     Wells Fargo                          26,596           916
     ----------------------------------------------------------

     TOTAL BANKS                                         7,758
     ==========================================================

     BIOMEDICAL RESEARCH & PRODUCTS [0.5%]
     Quest Diagnostic (A)                 10,200           509
     ==========================================================


DESCRIPTION                               SHARES    VALUE (000)
---------------------------------------------------------------
     BROADCASTING & CABLE [2.5%]
     Cisco Systems*                       31,122      $    794
     Motorola                             66,384         1,173
     Nokia,  ADR                          34,500           791
     ----------------------------------------------------------
     TOTAL BROADCASTING & CABLE                          2,758
     ==========================================================

     BUILDING & CONSTRUCTION [0.4%]
     Lennar, Cl A                          5,228           221
     USG*                                  4,200           196
     ----------------------------------------------------------

     TOTAL BUILDING & CONSTRUCTION                         417
     ==========================================================

     BUSINESS SERVICES [1.9%]
     Convergys*                           10,300           262
     First Data                           22,600           608
     Omnicom Group                         3,400           348
     Xerox*                               52,666           889
     ----------------------------------------------------------

     TOTAL BUSINESS SERVICES                             2,107
     ==========================================================

     CHEMICALS [0.4%]
     Eastman Chemical                      3,898           247
     Hercules*                            10,823           211
     ----------------------------------------------------------

     TOTAL CHEMICALS                                       458
     ==========================================================

     COMMERCIAL BANKS [0.8%]
     Bank of New York                     22,600           916
     ==========================================================

     COMMUNICATION & MEDIA [2.3%]
     DIRECTV Group*                       15,739           363
     Time Warner                         110,325         2,176
     ----------------------------------------------------------

     TOTAL COMMUNICATION & MEDIA                         2,539
     ==========================================================

     COMPUTERS-HARDWARE [3.0%]
     Hewlett-Packard                      52,841         2,121
     IBM                                  11,716         1,104
     ----------------------------------------------------------

     TOTAL COMPUTERS-HARDWARE                            3,225
     ==========================================================

     COMPUTERS-SOFTWARE [1.5%]
     Microsoft                            20,020           558
     Oracle*                              60,063         1,089
     ----------------------------------------------------------

     TOTAL COMPUTERS-SOFTWARE                            1,647
     ==========================================================


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         AHA INVESTMENT FUNDS | PAGE 22
schedule of investments
MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

AHA Diversified Equity Fund (CONTINUED)


DESCRIPTION                               SHARES    VALUE (000)
---------------------------------------------------------------
     COMPUTER SYSTEM DESIGN & SERVICES [1.0%]
     Lexmark International, Cl A*           3,894     $    228
     Seagate Technology                    23,700          552
     Sun Microsystems*                     55,000          330
     ----------------------------------------------------------

     TOTAL COMPUTERS SYSTEM DESIGN & SERVICES            1,110
     ==========================================================

     CONSUMER PRODUCTS & SERVICES [1.9%]
     Kimberly-Clark                        4,400           301
     Mattel                               27,900           769
     Procter & Gamble                      4,615           292
     Sony, ADR                            13,000           656
     ----------------------------------------------------------

     TOTAL CONSUMER PRODUCTS & SERVICES                  2,018
     ==========================================================

     CONTAINERS & PACKAGING [0.2%]
     Pactiv*                               7,700           260
     ==========================================================

     DATA PROCESSING [0.3%]
     Electronic Data Systems              10,600           293
     ==========================================================

     DIVERSIFIED MANUFACTURING [2.5%]
     Danaher                               4,836           345
     General Electric                     52,090         1,842
     Parker Hannifin                       6,650           574
     ----------------------------------------------------------

     TOTAL DIVERSIFIED MANUFACTURING                     2,761
     ==========================================================

     DIVERSIFIED METALS & MINING [0.8%]
     Dell*                                23,000           534
     Freeport-McMoran Copper & Gold, Cl B  5,250           348
     ----------------------------------------------------------

     TOTAL DIVERSIFIED METALS & MINING                     882
     ==========================================================

     DRUG STORES [0.7%]
     Rite Aid (A)*                       137,500           793
     ==========================================================

     DRUGS [6.7%]
     Abbott Laboratories                  12,000           670
     Johnson & Johnson                    28,710         1,730
     King Pharmaceuticals*                30,000           590
     Merck                                21,239           938
     Pfizer                               49,169         1,242
     Sanofi-Aventis, ADR                   6,000           261
     Schering-Plough                      24,300           620
     Wyeth                                24,853         1,243
     ----------------------------------------------------------

     TOTAL DRUGS                                         7,294
     ==========================================================


DESCRIPTION                               SHARES    VALUE (000)
---------------------------------------------------------------
     ELECTRICAL SERVICES [1.5%]
     Centerpoint Energy                   12,992      $    233
     DTE Energy                            5,131           246
     Duke Energy                          25,584           519
     Pinnacle West Capital                 4,535           219
     TXU                                   1,866           120
     Xcel Energy                          10,104           249
     ----------------------------------------------------------

     TOTAL ELECTRICAL SERVICES                           1,586
     ==========================================================

     ENERGY [0.9%]
     Entergy                               2,660           279
     PG&E                                  7,128           344
     Sempra Energy                         5,341           326
     ----------------------------------------------------------

     TOTAL ENERGY                                          949
     ==========================================================

     ENTERTAINMENT [0.3%]
     Carnival                              7,023           329
     ==========================================================

     FINANCIAL SERVICES [5.4%]
     American Express                      2,131           120
     Capital One Financial                13,000           981
     CIT Group                            31,980         1,692
     Citigroup                            46,891         2,408
     Countrywide Financial                13,650           459
     Western Union*                       12,600           277
     ----------------------------------------------------------

     TOTAL FINANCIAL SERVICES                            5,937
     ==========================================================

     FOOD, BEVERAGE & TOBACCO [4.5%]
     Coca-Cola Enterprises                38,500           780
     Conagra Foods                        26,000           648
     Del Monte Foods                      37,300           428
     General Mills                         8,070           470
     Kellogg                               3,619           186
     Pepsi Bottling Group                  7,370           235
     PepsiCo                              15,316           973
     Safeway                              31,820         1,166
     ----------------------------------------------------------

     TOTAL FOOD, BEVERAGE & TOBACCO                      4,886
     ==========================================================

     GAS/NATURAL GAS [0.8%]
     El Paso                              59,500           861
     ==========================================================


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         AHA INVESTMENT FUNDS | PAGE 23
schedule of investments
MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

AHA Diversified Equity Fund (CONTINUED)


DESCRIPTION                               SHARES    VALUE (000)
---------------------------------------------------------------
     HEALTHCARE PRODUCTS & SERVICES [1.8%]
     Applera - Applied Biosystems
      Group                               15,616      $    462
     Cardinal Health                      12,900           941
     Cigna                                 2,058           294
     McKesson                              5,400           316
     ----------------------------------------------------------

     TOTAL HEALTHCARE PRODUCTS & SERVICES                2,013
     ==========================================================

     HOUSEHOLD FURNITURE & FIXTURES [0.5%]
     Ethan Allen Interiors                15,400          544
     ==========================================================

     INSURANCE [10.0%]
     ACE                                   8,434           481
     Allstate                             24,749         1,486
     American International Group         19,493         1,310
     Chubb                                21,356         1,103
     Conseco*                             34,600           599
     Genworth Financial, Cl A              9,030           316
     Hartford Financial Services Group     6,506           622
     HCC Insurance                        28,500           878
     ING Groep, ADR                       16,222           687
     Lincoln National                      5,624           381
     Marsh & Mclennan                     26,800           785
     Mercury General                       4,500           239
     Metlife                               3,500           221
     Torchmark                             3,188           209
     Travelers                            15,970           827
     UnumProvident                        26,500           610
     XL Capital, Cl A                      2,237           156
     ----------------------------------------------------------

     TOTAL INSURANCE                                    10,910
     ==========================================================

     INVESTMENT BANKER/BROKER DEALER [1.5%]
     Goldman Sachs Group                   4,369           903
     Morgan Stanley                        9,340           735
     ----------------------------------------------------------

     TOTAL INVESTMENT BANKER/BROKER DEALER               1,638
     ==========================================================

     MACHINERY [1.3%]
     Caterpillar                          11,400           764
     Cummins                               2,348           340
     Eaton                                 3,690           308
     ----------------------------------------------------------

     TOTAL MACHINERY                                     1,412
     ==========================================================


DESCRIPTION                               SHARES    VALUE (000)
---------------------------------------------------------------
     MEDICAL PRODUCTS & SERVICES [1.5%]
     Baxter International                  4,300      $    226
     Becton Dickinson                      5,680           437
     Health Management, Cl A              11,200           122
     Laboratory*                           1,353            98
     Wellpoint*                            9,034           733
     ----------------------------------------------------------

     TOTAL MEDICAL PRODUCTS & SERVICES                   1,616
     ==========================================================

     METALS & MINING [0.8%]
     Barrick Gold                         28,600           817
     ==========================================================

     MISCELLANEOUS MANUFACTURING [1.1%]
     Tyco International                   36,654         1,156
     ==========================================================

     MULTI-MEDIA [0.8%]
     Walt Disney                          24,393           840
     ==========================================================

     OFFICE FURNITURE & FIXTURES [0.1%]
     VeriSign*                             4,879           122
     ==========================================================

     PAPER & RELATED PRODUCTS [0.6%]
     International Paper                   9,269           337
     MeadWestvaco                          9,000           278
     ----------------------------------------------------------

     TOTAL PAPER & RELATED PRODUCTS                       615
     ==========================================================

     PETROLEUM & FUEL PRODUCTS [9.7%]
     Anadarko Petroleum                   20,400           877
     Apache                                6,724           475
     Ashland                               3,502           230
     Baker Hughes                          6,543           433
     Chesapeake Energy (A)                37,068         1,145
     ChevronTexaco                        25,144         1,860
     ConocoPhillips                       24,496         1,674
     Ensco International                   2,745           149
     Exxon Mobil                          16,277         1,228
     Marathon Oil                          6,983           690
     Nabors Industries*                   30,032           891
     Unit*                                11,100           561
     Valero Energy                         5,100           329
     ----------------------------------------------------------

     TOTAL PETROLEUM & FUEL PRODUCTS                    10,542
     ==========================================================


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         AHA INVESTMENT FUNDS | PAGE 24
schedule of investments
MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

AHA Diversified Equity Fund (CONTINUED)


DESCRIPTION                               SHARES    VALUE (000)
---------------------------------------------------------------
     PETROLEUM REFINING [0.3%]
     Hess                                  5,489    $      305
     ==========================================================

     PETROLEUM EXPLORATION [0.7%]
     GlobalSantaFe                        12,900           796
     ==========================================================

     PRINTING & PUBLISHING [1.0%]
     Gannett                              14,271           803
     McGraw Hill                           3,825           241
     Meredith                              1,080            62
     Tribune                                 722            23
     ----------------------------------------------------------

     TOTAL PRINTING & PUBLISHING                         1,129
     ==========================================================

     RAILROADS [0.3%]
     CSX                                   8,874           355
     ==========================================================

     REAL ESTATE INVESTMENT TRUSTS [0.4%]
     Boston Properties                     1,565           184
     Temple-Inland                         3,847           230
     ----------------------------------------------------------

     TOTAL REAL ESTATE INVESTMENT TRUSTS                   414
     ==========================================================

     RECREATION [0.2%]
     Hasbro                                7,993           229
     ----------------------------------------------------------


DESCRIPTION             SHARES/FACE AMOUNT (000)    VALUE (000)
---------------------------------------------------------------

     SEMI-CONDUCTORS [2.0%]
     Applied Materials                    44,381    $      813
     Infineon Technologies, ADR*          29,300           456
     Intel                                 5,840           112
     Novellus Systems*                     5,723           183
     Teradyne*                            14,429           239
     Texas Instruments                    13,582           409
     ----------------------------------------------------------

     TOTAL SEMI-CONDUCTORS                               2,212
     ==========================================================

     RESIDENTIAL HOUSING [0.2%]
     DR Horton                            10,349           228
     Pulte Homes                             349             9
     ----------------------------------------------------------

     TOTAL RESIDENTIAL HOUSING                             237
     ==========================================================

     RETAIL [2.9%]
     Big Lots*                             1,153            36
     Dillard's, Cl A                       6,502           213
     JC Penney                             5,080           417
     Kroger                               15,960           451
     Limited Brands                       10,400           271
     Lowe's                               12,882           405
     Sherwin Williams                      2,435           161
     TJX                                   9,100           245
     Wal-Mart Stores                      11,900           559
     Zale*                                15,000           396
     ----------------------------------------------------------

     TOTAL RETAIL                                        3,154
     ==========================================================

     STEEL & STEEL WORKS [0.7%]
     Nucor                                 7,161           467
     United States Steel                   3,341           331
     ----------------------------------------------------------

     TOTAL STEEL & STEEL WORKS                             798
     ==========================================================

     TELEPHONES & TELECOMMUNICATIONS [5.6%]
     AT&T                                 34,891         1,376
     Avaya*                                  920            11
     Embarq                                5,430           306
     Idearc                               44,275         1,554
     Sprint Nextel                        47,000           891
     Telephone & Data Systems              9,800           584
     Verizon Communications               35,675         1,353
     ----------------------------------------------------------

     TOTAL TELEPHONES & TELECOMMUNICATIONS               6,075
     ==========================================================

     TRUCKING [0.2%]
     Ryder System                          5,080           251
     ==========================================================

     WHOLESALE [0.4%]
     Sysco                                11,500           389
     ==========================================================


         TOTAL COMMON STOCK
           (Cost $97,741)                              106,020
         ======================================================

COMMERCIAL PAPER [2.0%]
     Manhattan Asset Funding (B) (D)
      5.300%, 04/02/07                    $2,173         2,173
     ==========================================================

         TOTAL COMMERCIAL PAPER
           (Cost $2,173)                                 2,173
         ======================================================


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         AHA INVESTMENT FUNDS | PAGE 25
schedule of investments
MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

AHA Diversified Equity Fund (CONCLUDED)


CASH EQUIVALENTS [3.1%]
     AIM Short-Term Investment
      Company Liquid Assets
      Portfolio (B)                      102,051      $    102
     Fidelity Institutional Domestic
      Money Market Portfolio,
      Cl I, 5.17% (C)                  3,233,627         3,234
     ----------------------------------------------------------

         TOTAL CASH EQUIVALENTS
           (Cost $3,336)                                 3,336
         =====================================================


         TOTAL INVESTMENTS [102.3%]
           (Cost $103,250)                            $111,529
         =====================================================


PERCENTAGES BASED ON NET ASSETS OF $108,989 ($ THOUSANDS).
* NON-INCOME PRODUCING SECURITY
(A) THIS SECURITY OR A PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT MARCH 31, 2007. THE TOTAL VALUE OF SECURITIES ON LOAN AT MARCH 31, 2007 WAS $2,151,076.
(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING. THE TOTAL VALUE OF SUCH SECURITIES AT MARCH 31, 2007 WAS $2,274,477.
(C) THE RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF MARCH 31, 2007.
(D) RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AT TIME OF PURCHASE.
ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS
LLC -- LIMITED LIABILITY COMPANY


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         AHA INVESTMENT FUNDS | PAGE 26
schedule of investments
MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

AHA Socially Responsible Equity Fund


[Bar Chart Omitted]
Plot points are as follows:
SECTOR WEIGHTINGS*:
90.2%  Common Stock
 6.4%  Cash Equivalent
 3.4%  Commercial Paper

*Percentages based on total investments.

---------------------------------------------------------------
DESCRIPTION                               SHARES    VALUE (000)
---------------------------------------------------------------
COMMON STOCK [94.6%]
     ADVERTISING [2.0%]
     CBS, Cl B                            34,500       $ 1,055
     ==========================================================

     AUTOMOTIVE [2.7%]
     Honda Motor, ADR                     41,900         1,461
     ==========================================================

     BANKS [8.2%]
     Chittenden                           25,500           770
     International Bancshares             42,325         1,256
     National City                        34,100         1,270
     PNC Financial Services Group         14,800         1,065
     ----------------------------------------------------------

     TOTAL BANKS                                         4,361
     ==========================================================

     BIOMEDICAL RESEARCH & PRODUCTS [1.7%]
     Quest Diagnostic (A)                 18,000           898
     ==========================================================

     BROADCASTING & CABLE [2.5%]
     Nokia, ADR                           57,500         1,318
     ==========================================================

     BUSINESS SERVICES [2.7%]
     Xerox*                               85,400         1,442
     ==========================================================

     CHEMICALS [4.5%]
     Air Products & Chemicals             14,200         1,050
     Rohm & Haas                          26,100         1,350
     ----------------------------------------------------------

     TOTAL CHEMICALS                                     2,400
     ==========================================================

     CABLE/MEDIA [2.6%]
     Time Warner                          69,000         1,361
     ==========================================================


     COMPUTER SYSTEM DESIGN & SERVICES [1.0%]
     Sun Microsystems*                    87,000           523
     ==========================================================

     COMPUTERS-HARDWARE [2.8%]
     Hewlett-Packard                      37,500         1,505
     ==========================================================


DESCRIPTION                               SHARES    VALUE (000)
---------------------------------------------------------------
     CONSUMER PRODUCTS & SERVICES [7.4%]
     Kimberly-Clark                       24,000       $ 1,644
     Mattel                               47,500         1,310
     Sony,  ADR                           19,200           969
     ----------------------------------------------------------

     TOTAL CONSUMER PRODUCTS & SERVICES                  3,923
     ==========================================================

     DRUGS [7.4%]
     Abbott Laboratories                  25,300         1,412
     Johnson & Johnson                    23,500         1,416
     Schering-Plough                      44,600         1,138
     ----------------------------------------------------------

     TOTAL DRUGS                                         3,966
     ==========================================================

     ELECTRICAL SERVICES [3.0%]
     Emerson Electric                     36,900         1,590
     ==========================================================

     ENERGY [2.8%]
     Atmos Energy                         48,500         1,517
     ==========================================================

     FINANCIAL SERVICES [5.7%]
     CIT Group                            20,200         1,069
     Citigroup                            28,000         1,438
     Nasdaq Stock Market*                 18,000           529
     ----------------------------------------------------------

     TOTAL FINANCIAL SERVICES                            3,036
     ==========================================================

     FOOD, BEVERAGE & TOBACCO [4.2%]
     Del Monte Foods                      90,000         1,033
     Supervalu                            30,100         1,176
     ----------------------------------------------------------

     TOTAL FOOD, BEVERAGE & TOBACCO                      2,209
     ==========================================================

     HEALTHCARE PRODUCTS & SERVICES [3.9%]
     Applera - Applied Biosystems
      Group                               33,000           976
     Cardinal Health                      15,000         1,094
     ----------------------------------------------------------

     TOTAL HEALTHCARE PRODUCTS & SERVICES                2,070
     ==========================================================

     INSURANCE [6.1%]
     American International Group         14,000           941
     Marsh & McLennan                     18,000           527
     Mercury General                      18,200           965
     Metlife                              12,500           790
     ----------------------------------------------------------

     TOTAL INSURANCE                                     3,223
     ==========================================================

     MISCELLANEOUS MANUFACTURING [1.9%]
     Tyco International                   32,500         1,025
     ==========================================================


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         AHA INVESTMENT FUNDS | PAGE 27
schedule of investments
MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

AHA Socially Responsible Equity Fund (concluded)


DESCRIPTION             SHARES/FACE AMOUNT (000)    VALUE (000)
---------------------------------------------------------------
     OFFICE FURNITURE & FIXTURES [1.8%]
     3M                                   12,800       $   978
     ==========================================================

     PAPER & PAPER PRODUCTS [2.3%]
     MeadWestvaco                         40,000         1,234
     ==========================================================

     PETROLEUM & FUEL PRODUCTS [7.6%]
     Chesapeake Energy (A)                57,800         1,785
     Patterson - UTI Energy               34,000           763
     Unit Corp.*                          29,500         1,492
     ----------------------------------------------------------

     TOTAL PETROLEUM & FUEL PRODUCTS                     4,040
     ==========================================================

     PRINTING & PUBLISHING [4.1%]
     Lee Enterprises                      31,000           932
     Thomson                              29,600         1,230
     ----------------------------------------------------------

     TOTAL PRINTING & PUBLISHING                         2,162
     ==========================================================

     SEMI-CONDUCTORS/INSTRUMENTS [1.7%]
     Intel                                47,500           909
     ==========================================================

     TELEPHONES & TELECOMMUNICATIONS [4.0%]
     Embarq                               10,800           609
     Sprint Nextel                        80,500         1,526
     ----------------------------------------------------------

     TOTAL TELEPHONES & TELECOMMUNICATIONS               2,135
     ==========================================================


         TOTAL COMMON STOCK
           (Cost $45,072)                               50,341
         ======================================================

COMMERCIAL PAPER [3.6%]
     MANHATTAN ASSET FUNDING (B) (D)
      5.300%, 04/02/07                    $1,892         1,892
     ----------------------------------------------------------

         TOTAL COMMERCIAL PAPER
           (Cost $1,892)                                 1,892
         ======================================================


DESCRIPTION                               SHARES    VALUE (000)
---------------------------------------------------------------
CASH EQUIVALENTS [6.7%]
     AIM Short-Term Investment
      Company Liquid Assets
      Portfolio (B)                       88,848       $    89
     Fidelity Institutional Domestic
      Money Market Portfolio,
      Cl I, 5.17% (C)                  3,501,710         3,502
     ----------------------------------------------------------

         TOTAL CASH EQUIVALENTS
           (Cost $3,591)                                 3,591
         ======================================================

         TOTAL INVESTMENTS [104.9%]
           (Cost $50,555)                              $55,824
         ======================================================


PERCENTAGES BASED ON NET ASSETS OF $53,228 ($ THOUSANDS).
* NON-INCOME PRODUCING SECURITY
(A) THIS SECURITY OR A PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT MARCH 31, 2007. THE TOTAL VALUE OF SUCH SECURITIES AT MARCH 31, 2007 WAS $1,870,235.
(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING. THE VALUE OF SUCH SECURITIES AT MARCH 31, 2007 WAS $1,980,218.
(C) THE RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF MARCH 31, 2007.
(D) RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AT TIME OF PURCHASE.
ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS
LLC -- LIMITED LIABILITY COMPANY

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.



                         AHA INVESTMENT FUNDS | PAGE 28
statements of assets and liabilities (000)
MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

                                                          AHA              AHA                                         AHA
                                                         Limited          Full                          AHA          Socially
                                                        Maturity        Maturity         AHA        Diversified    Responsible
                                                      Fixed Income    Fixed Income     Balanced       Equity         Equity
                                                          Fund            Fund           Fund          Fund           Fund
                                                      ------------------------------------------------------------------------------


ASSETS:
   Cost of securities                                  $    42,761    $    39,777    $    16,096    $   103,250    $    50,555
------------------------------------------------------------------------------------------------------------------------------------
   Investments in securities at value                  $    42,765    $    39,913(1) $    16,630(2) $   111,529(3) $    55,824(4)
   Cash                                                         --             --              1              4              6
   Income receivable                                           399            406             67            139             64
   Receivable for capital shares sold                           --             --             --              3            139
   Receivable for investment securities sold                    --             --          1,002          5,168            425
   Receivable for dividend tax reclaim                          --             --              1              2             --
   Prepaid Expenses                                             24              6              3             14              2
------------------------------------------------------------------------------------------------------------------------------------
      Total Assets                                          43,188         40,325         17,704        116,859         56,460
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
   Obligation to return securities
     lending collateral                                         --          1,288            338          2,275          1,981
   Payable for investment securities
     purchased                                                  --             --            999          5,401          1,208
   Payable due to Custodian                                      2             --             --             --             --
   Income distribution payable                                 119             86             --             --             --
   Payable for capital shares redeemed                          --             --             --             59             --
   Investment adviser fees payable                              18             19             11             72             31
   Distribution fees payable                                     1             --              1             29             --
   Administrative fees payable                                   2              2              1              5              2
   Other accrued expenses                                       24             10              5             29             10
------------------------------------------------------------------------------------------------------------------------------------
      Total Liabilities                                        166          1,405          1,355          7,870          3,232
------------------------------------------------------------------------------------------------------------------------------------
   NET ASSETS                                          $    43,022    $    38,920    $    16,349    $   108,989    $    53,228
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   Paid-in-Capital
     (unlimited authorization --
     $0.01 par value)                                  $    45,513    $    39,171    $    15,322    $    92,448    $    47,274
   Undistributed net investment income                           7              4             10             14             10
   Accumulated net realized gain (loss)
     on investments                                         (2,502)          (391)           483          8,248            675
   Net unrealized appreciation on investments                    4            136            534          8,279          5,269
------------------------------------------------------------------------------------------------------------------------------------
   NET ASSETS                                          $    43,022    $    38,920    $    16,349    $   108,989    $    53,228
------------------------------------------------------------------------------------------------------------------------------------
Institutional Shares:
   Net Assets                                          $42,745,869    $38,730,231    $16,349,288    $98,672,049    $52,548,898
   Total shares outstanding at end of year               4,037,281     3,800,587       1,829,447      5,572,189      4,510,431
   Net asset value, offering and
     redemption price per share
     (net assets / shares outstanding)                 $     10.59    $     10.19    $      8.94    $     17.71    $     11.65
Class A Shares:
   Net Assets                                          $   276,575    $   189,463            n/a    $10,317,019    $   678,738
   Total shares outstanding at end of year                  26,088         18,587            n/a        581,249         58,325
   Net asset value, offering and
     redemption price per share
     (net assets / shares outstanding)                 $     10.60    $     10.19            n/a    $     17.75    $     11.64

(1) MARKET VALUE OF SECURITIES ON LOAN WAS $1,224,907 AS OF MARCH 31, 2007.
(2) MARKET VALUE OF SECURITIES ON LOAN WAS $321,167 AS OF MARCH 31, 2007.
(3) MARKET VALUE OF SECURITIES ON LOAN WAS $2,151,076 AS OF MARCH 31, 2007.
(4) MARKET VALUE OF SECURITIES ON LOAN WAS $1,870,235 AS OF MARCH 31, 2007.



See accompanying notes to financial statements.


                         AHA INVESTMENT FUNDS | PAGE 29
statements of operations
FOR THE SIX MONTHS ENDED MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

                                                         AHA Limited Maturity Fixed   AHA Full Maturity Fixed
                                                                Income Fund                 Income Fund          AHA Balanced Fund
                                                                   (000)                      (000)                   (000)
                                                         ---------------------------------------------------------------------------
INVESTMENT INCOME:
   Interest                                                        $1,061                      $ 846                 $  166
   Dividends                                                           16                         27                    146
   Income from Securities Lending -- Net                                1                         --                     --
   Foreign taxes withheld                                              --                         --                     --
------------------------------------------------------------------------------------------------------------------------------------
      Total Investment Income                                       1,078                        873                    312
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
   Investment Advisory Fees                                           110                         84                     64
   Administration Fees                                                 12                          9                      5
   Trustees' Fees and Expenses                                          1                          1                     --
   Distribution Expense -- Class A Shares                              --                         --                     --
   Transfer Agent Fees and Expenses                                    21                         11                      5
   Custodian Fees and Expenses                                          6                          3                      2
   Audit Fees                                                           6                          5                      3
   Reports to Shareholders                                              5                          3                      2
   Registration Fees                                                    1                          1                     --
   Legal Fees                                                           1                         --                     --
   Insurance and Other Expenses                                        17                          7                      4
------------------------------------------------------------------------------------------------------------------------------------
      Total Expenses                                                  180                        124                     85
------------------------------------------------------------------------------------------------------------------------------------
      Recovery of Investment Advisory Fees
        Previously Waived(1)                                           --                         13                      1
   Less Waiver of:
      Investment Advisory Fees                                         (3)                        --                     --
      Transfer Agent Fees                                              (2)                        (2)                    (1)
------------------------------------------------------------------------------------------------------------------------------------
   Net Expenses                                                       175                        135                     85
------------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                 903                        738                    227
------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS:
   Net Realized Gain (Loss) on Investments                            (49)                        20                  1,489
   Change in Net Unrealized Appreciation
     (Depreciation) on Investments                                    162                         86                   (884)
------------------------------------------------------------------------------------------------------------------------------------
      NET REALIZED AND UNREALIZED
        GAIN ON INVESTMENTS                                           113                        106                    605
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
      FROM OPERATIONS                                              $1,016                      $ 844                 $  832
------------------------------------------------------------------------------------------------------------------------------------


                                                                                               AHA Socially Responsible
                                                              AHA Diversified Equity Fund            Equity Fund
                                                                        (000)                           (000)
                                                         ---------------------------------------------------------------



INVESTMENT INCOME:
   Interest                                                            $   --                         $   --
   Dividends                                                            1,130                            540
   Income from Securities Lending -- Net                                    1                             --
   Foreign taxes withheld                                                  (1)                            (3)
------------------------------------------------------------------------------------------------------------------------------------
      Total Investment Income                                           1,130                            537
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
   Investment Advisory Fees                                               406                            188
   Administration Fees                                                     29                             13
   Trustees' Fees and Expenses                                              2                              1
   Distribution Expense -- Class A Shares                                  14                              1
   Transfer Agent Fees and Expenses                                        37                             12
   Custodian Fees and Expenses                                              8                              2
   Audit Fees                                                              17                              8
   Reports to Shareholders                                                 11                              9
   Registration Fees                                                        1                              1
   Legal Fees                                                               1                              1
   Insurance and Other Expenses                                            21                              6
------------------------------------------------------------------------------------------------------------------------------------
      Total Expenses                                                      547                            242
------------------------------------------------------------------------------------------------------------------------------------
      Recovery of Investment Advisory Fees
        Previously Waived(1)                                               23                              2
   Less Waiver of:
      Investment Advisory Fees                                             (1)                            (6)
      Transfer Agent Fees                                                  (5)                            (2)
------------------------------------------------------------------------------------------------------------------------------------
   Net Expenses                                                           564                            236
------------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                     566                            301
------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS:
   Net Realized Gain (Loss) on Investments                              9,892                            737
   Change in Net Unrealized Appreciation
     (Depreciation) on Investments                                     (3,329)                         3,013
------------------------------------------------------------------------------------------------------------------------------------
      Net Realized and Unrealized
        Gain on Investments                                             6,563                          3,750
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
      FROM OPERATIONS                                                  $7,129                         $4,051
------------------------------------------------------------------------------------------------------------------------------------

(1) SEE NOTE 3 FOR ADVISORY FEES RECOVERED.
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.





SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                      AHA INVESTMENT FUNDS | PAGE 30 & 31

statements of changes in net assets
FOR THE SIX MONTHS ENDED MARCH 31, 2007 (UNAUDITED) AND THE YEAR ENDED SEPTEMBER 30, 2006

                                                             AHA Limited Maturity         AHA Full Maturity         AHA Balanced
                                                            Fixed Income Fund (000)     Fixed Income Fund (000)      Fund (000)
                                                           -------------------------------------------------------------------------
                                                                2007       2006(1)        2007        2006(2)      2007      2006(3)

OPERATIONS:
   Net Investment Income                                    $   903      $  2,434       $   738      $ 1,288     $   227    $   327
   Net Realized Gain (Loss) on Investments Sold                 (49)       (1,507)           20         (314)      1,489      1,230
   Change in Net Unrealized Appreciation
     (Depreciation) on Investments                              162         1,235            86         (122)       (884)      (133)
------------------------------------------------------------------------------------------------------------------------------------
      Net Increase in Net Assets
        Resulting from Investment Operations                  1,016         2,162           844          852         832      1,424
------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
   Dividends to Shareholders from Net Investment Income:
   Class I                                                     (897)       (2,446)         (734)      (1,294)       (227)      (338)
   Class A                                                       (5)          (14)           (3)          (5)         --         --
   Distributions to Shareholders from Net Realized Gains:
   Class I                                                       --            --            --         (179)     (2,126)    (1,084)
   Class A                                                       --            --            --           (1)         --         --
------------------------------------------------------------------------------------------------------------------------------------
      Total Dividends and Distributions to Shareholders        (902)       (2,460)         (737)      (1,479)     (2,353)    (1,422)
------------------------------------------------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS:
   Fund Share Transactions: Class I
   Net Proceeds from Shares Sold                                488           667         8,008        5,099          --         --
   Reinvestment of Dividends                                    208         1,272           218          504          34         59
   Cost of Shares Redeemed                                   (3,403)      (68,684)           --       (6,345)         --       (577)
------------------------------------------------------------------------------------------------------------------------------------
      Total Fund Share Transactions Class I                 (2,707)      (66,745)         8,226         (742)         34       (518)
------------------------------------------------------------------------------------------------------------------------------------
   Fund Share Transactions: Class A
   Net Proceeds from Shares Sold                                 25           167            43           13          --         --
   Reinvestment of Dividends                                      5            14             3            6          --         --
   Cost of Shares Redeemed                                     (113)         (643)           (2)          (5)         --         --
------------------------------------------------------------------------------------------------------------------------------------
      Total Fund Share Transactions Class A                    (83)         (462)            44           14          --         --
------------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from
  Capital Share Contributions                                (2,790)      (67,207)        8,270         (728)         34       (518)
------------------------------------------------------------------------------------------------------------------------------------
      Total Increase (Decrease) in Net Assets                (2,676)      (67,505)        8,377       (1,355)     (1,487)      (516)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   Beginning of period                                       45,698       113,203        30,543       31,898      17,836     18,352
------------------------------------------------------------------------------------------------------------------------------------
   End of period*                                           $43,022      $ 45,698       $38,920      $30,543     $16,349    $17,836
====================================================================================================================================
   *-Including Undistributed Net Investment Income of       $     7      $      6       $     4      $      3    $    10    $    10
====================================================================================================================================


                                                              AHA Diversified         AHA Socially Responsible
                                                              Equity Fund (000)           Equity Fund (000)
------------------------------------------------------------------------------------------------------------------------------------
                                                               2007    2006(4)           2007        2006(5)
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                                    $    566  $    871          $   301      $   273
   Net Realized Gain (Loss) on Investments Sold                9,892     8,398              737          598
   Change in Net Unrealized Appreciation
     (Depreciation) on Investments                            (3,329)      628            3,013        1,277
------------------------------------------------------------------------------------------------------------------------------------
      Net Increase in Net Assets
        Resulting from Investment Operations                   7,129     9,897            4,051        2,148
------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
   Dividends to Shareholders from Net Investment Income:
   Class I                                                      (531)     (792)            (302)        (267)
   Class A                                                       (43)      (63)              (2)          (1)
   Distributions to Shareholders from Net Realized Gains:
   Class I                                                    (8,054)   (3,919)            (654)        (102)
   Class A                                                      (859)     (440)              (5)          --
------------------------------------------------------------------------------------------------------------------------------------
      Total Dividends and Distributions to Shareholders       (9,487)   (5,214)            (963)        (370)
------------------------------------------------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS:
   Fund Share Transactions: Class I
   Net Proceeds from Shares Sold                               6,473    30,944            4,059       22,781
   Reinvestment of Dividends                                   6,109     3,289              956          368
   Cost of Shares Redeemed                                    (6,372)  (25,250)            (537)      (1,713)
------------------------------------------------------------------------------------------------------------------------------------
      Total Fund Share Transactions Class I                    6,210     8,983            4,478       21,436
------------------------------------------------------------------------------------------------------------------------------------
   Fund Share Transactions: Class A
   Net Proceeds from Shares Sold                                 804     1,789              444          263
   Reinvestment of Dividends                                     889       456                7            1
   Cost of Shares Redeemed                                    (2,331)   (1,034)             (73)          (4)
------------------------------------------------------------------------------------------------------------------------------------
      Total Fund Share Transactions Class A                     (638)    1,211              378          260
------------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from
  Capital Share Contributions                                  5,572    10,194            4,856       21,696
------------------------------------------------------------------------------------------------------------------------------------
      Total Increase (Decrease) in Net Assets                  3,214    14,877            7,944       23,474
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   Beginning of period                                       105,775    90,898           45,284       21,810
------------------------------------------------------------------------------------------------------------------------------------
   End of period*                                           $108,989  $105,775          $53,228      $45,284
====================================================================================================================================
   *-Including Undistributed Net Investment Income of       $     14  $     22          $    10      $    13
====================================================================================================================================

(1) ON OCTOBER 3, 2005, THE LIMITED MATURITY FIXED INCOME FUND WAS REORGANIZED INTO THE AHA LIMITED MATURITY FIXED INCOME FUND, A NEWLY ESTABLISHED IDENTICAL SERIES OF THE CNI CHARTER FUNDS. SEE NOTE 1 IN NOTES TO FINANCIAL STATEMENTS FOR MORE INFORMATION.
(2) ON OCTOBER 3, 2005, THE FULL MATURITY FIXED INCOME FUND WAS REORGANIZED INTO THE AHA FULL MATURITY FIXED INCOME FUND, A NEWLY ESTABLISHED IDENTICAL SERIES OF THE CNI CHARTER FUNDS. SEE NOTE 1 IN NOTES TO FINANCIAL STATEMENTS FOR ADDITIONAL INFORMATION.
(3) ON OCTOBER 3, 2005, THE BALANCED FUND WAS REORGANIZED INTO THE AHA BALANCED FUND, A NEWLY ESTABLISHED IDENTICAL SERIES OF THE CNI CHARTER FUNDS. SEE
    NOTE 1 IN NOTES TO FINANCIAL STATEMENTS FOR ADDITIONAL INFORMATION.
(4) ON OCTOBER 3, 2005, THE DIVERSIFIED EQUITY FUND WAS REORGANIZED INTO THE AHA DIVERSIFIED EQUITY FUND, A NEWLY ESTABLISHED IDENTICAL SERIES OF THE CNI CHARTER FUNDS. SEE NOTE 1 IN NOTES TO FINANCIAL STATEMENTS FOR ADDITIONAL INFORMATION.
(5) ON OCTOBER 3, 2005, THE SOCIALLY RESPONSIBLE EQUITY FUND WAS REORGANIZED INTO THE AHA SOCIALLY RESPONSIBLE EQUITY FUND, A NEWLY ESTABLISHED IDENTICAL SERIES OF THE CNI CHARTER FUNDS. SEE NOTE 1 IN NOTES TO FINANCIAL STATEMENTS FOR ADDITIONAL INFORMATION.
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.





SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      AHA INVESTMENT FUNDS | PAGE 32 & 33

financial highlights
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
FOR THE SIX MONTHS ENDED MARCH 31,2007 (UNAUDITED) AND THE YEAR OR PERIOD ENDED SEPTEMBER 30, (UNLESS OTHERWISE INDICATED)
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           RATIO
                                                                                                                          OF NET
                                               NET                                                                     OPERATING
               NET                    REALIZED AND                                   NET                   NET          EXPENSES
             ASSET                      UNREALIZED   DIVIDENDS  DISTRIBUTIONS      ASSET                ASSETS        TO AVERAGE
             VALUE         NET      GAINS (LOSSES)    FROM NET           FROM      VALUE                   END        NET ASSETS
         BEGINNING   INVESTMENT                 ON  INVESTMENT       REALIZED        END      TOTAL  OF PERIOD            BEFORE
         OF PERIOD INCOME(1)(6)  INVESTMENTS(1)(6)      INCOME          GAINS  OF PERIOD  RETURN(2)      (000)  WAIVERS(3)(4)(6)
----------------------------------------------------------------------------------------------------------------------------------
AHA Limited Maturity Fixed Income Fund
Class I (commenced operations on December 22,1988)
  2007*     $10.56       $ 0.22             $ 0.03      $(0.22)          $ --     $10.59       2.36%  $ 42,746              0.82%
  2006^      10.57         0.34               0.02       (0.37)            --      10.56       3.49     45,340              0.94
For the period July 1, through September 30,
  2005+      10.61         0.06              (0.04)      (0.06)            --      10.57       0.20(9) 112,381              0.88(10)
For the years ended June 30,
  2005       10.68         0.22              (0.06)      (0.22)(8)      (0.01)     10.61       1.53    128,501              0.79
  2004       10.86         0.18              (0.18)      (0.18)            --      10.68      (0.05)   159,949              0.73
  2003       10.65         0.28               0.21       (0.28)            --      10.86       4.65     96,605              0.83
  2002       10.43         0.44               0.22       (0.44)            --      10.65       6.16     85,644              0.78
Class A (commenced operations on October 22, 2004)
  2007*     $10.57       $ 0.20             $ 0.03      $(0.20)          $ --     $10.60       2.23%  $    276              1.06%
  2006^      10.58         0.30               0.03       (0.34)            --      10.57       3.17        358              1.18
For the period July 1, through September 30,
  2005+      10.62         0.05              (0.04)      (0.05)            --      10.58       0.13(9)     822              1.11(10)
For the period October 22, 2004 through June 30,
  2005       10.77         0.14              (0.13)      (0.15)(8)      (0.01)     10.62       0.12(9)   1,070              1.07(10)
----------------------------------------------------------------------------------------------------------------------------------
AHA Full Maturity Fixed Income Fund
Class I (commenced operations on October 20, 1988)
  2007*     $10.16       $ 0.22             $ 0.03      $(0.22)          $ --     $10.19       2.45%  $ 38,730              0.73%
  2006^^     10.35         0.43              (0.13)      (0.43)         (0.06)     10.16       3.03     30,398              0.87
For the period July 1, through September 30,
  2005+      10.50         0.09              (0.15)      (0.09)            --      10.35      (0.57)(9) 31,764              0.83(10)
For the years ended June 30,
  2005       10.39         0.38               0.20       (0.38)         (0.09)     10.50       5.72     31,960              0.95
  2004       10.87         0.36(11)          (0.36)      (0.39)         (0.09)     10.39       0.08     28,958              0.98
  2003       10.34         0.49               0.53       (0.49)            --      10.87      10.06     31,264              1.29
  2002       10.10         0.52               0.24       (0.52)            --      10.34       7.40     38,267              1.08
Class A (commenced operations on May 11, 2004)
  2007*     $10.16       $ 0.20             $ 0.03      $(0.20)          $ --     $10.19       2.32%  $    190              0.98%
  2006^^     10.36         0.40              (0.13)      (0.41)         (0.06)     10.16       2.67        145              1.12
For the period July 1, through September 30,
  2005+      10.50         0.08              (0.14)      (0.08)            --      10.36      (0.54)(9)    134              1.08(10)
For the year ended June 30,
  2005       10.39         0.34               0.22       (0.36)         (0.09)     10.50       5.46        134              1.20
For the period May 11, through June 30,
  2004       10.32         0.04               0.09       (0.06)            --      10.39       1.29(9)     104              1.15(10)
----------------------------------------------------------------------------------------------------------------------------------
AHA Balanced Fund
Class I (commenced operations on October 20, 1988)
  2007*     $ 9.77       $ 0.12             $ 0.33      $(0.12)        $(1.16)    $ 8.94       4.79%  $ 16,349              1.00%
  2006^^^     9.76         0.18               0.59       (0.18)         (0.58)      9.77       8.32     17,836              1.11
For the period July 1, through September 30,
  2005+       9.62         0.04               0.14       (0.04)            --       9.76       1.87(9)  18,352              1.10(10)
For the years ended June 30,
  2005        8.98         0.16               0.64       (0.16)            --       9.62       8.97     18,088              1.25
  2004        8.03         0.10(11)           0.97       (0.12)            --       8.98      13.41     16,930              1.31
  2003        8.03         0.11                 --       (0.11)            --       8.03       1.40     18,615              1.81
  2002        9.17         0.12              (0.72)      (0.12)         (0.42)      8.03      (6.94)    23,375              1.64

--------------------------------------------------------------------------------
               RATIO
              OF NET
           OPERATING                     RATIO
            EXPENSES                     OF NET
          TO AVERAGE                 INVESTMENT
          NET ASSETS     PROGRAM         INCOME  PORTFOLIO
               AFTER     SERVICE     TO AVERAGE   TURNOVER
    WAIVERS(3)(4)(6)      FEE(4)  NET ASSETS(3)    RATE(7)
--------------------------------------------------------------------------------
AHA Limited Maturity Fixed Income Fund
Class I (commenced operations on December 22,1988)
  2007*         0.79%        N/A           4.10%     55.31%
  2006^         0.75         N/A           3.24      86.31
For the period July 1, through September 30,
  2005+         0.86(10)     N/A           2.20(10)   4.33(9)
For the years ended June 30,
  2005          0.78         N/A           2.01     109.44
  2004          0.73         N/A           1.65      97.66
  2003          0.85         N/A           2.58        N/A
  2002          0.76        0.13           4.00      60.24(5)
Class A (commenced operations on October 22, 2004)
  2007*         1.04%        N/A           3.85%     55.31%
  2006^         1.00         N/A           2.88      86.31
For the period July 1, through September 30,
  2005+         1.10(10)     N/A           1.95(10)   4.33(9)
For the period October 22, 2004 through June 30,
  2005          1.03(10)     N/A           1.75(10) 109.44
--------------------------------------------------------------------------------
AHA Full Maturity Fixed Income Fund
Class I (commenced operations on October 20, 1988)
  2007*         0.80%**      N/A           4.38%     30.38%
  2006^^        0.80**       N/A           4.20      91.35
For the period July 1, through September 30,
  2005+         1.00(10)**   N/A           3.37(10)  17.47(9
For the years ended June 30,
  2005          1.00**       N/A           3.58     144.07
  2004          1.00**       N/A           3.40     302.49
  2003          1.00**       N/A           4.51        N/A
  2002          0.76**      0.17           5.09      99.46(5)
Class A (commenced operations on May 11, 2004)
  2007*         1.05%**      N/A           4.12%     30.38%
  2006^^        1.05**       N/A           3.95      91.35
For the period July 1, through September 30,
  2005+         1.25(10)**   N/A           3.12(10)  17.47(9)
For the year ended June 30,
  2005          1.25**       N/A           3.33     144.07
For the period May 11, through June 30,
  2004          1.25(10)**   N/A           3.27(10) 302.49(9)
--------------------------------------------------------------------------------
AHA Balanced Fund
Class I (commenced operations on October 20, 1988)
  2007*         1.00%        N/A           2.65%     83.59%
  2006^^^       1.00         N/A           1.83      73.58
For the period July 1, through September 30,
  2005+         0.98(10)     N/A           1.54(10)  13.53(9)
For the years ended June 30,
  2005          1.20         N/A           1.69      98.60
  2004          1.50         N/A           1.14      69.85
  2003          1.50         N/A           1.43        N/A
  2002          1.13        0.24           1.42      80.33(5)

   + THE FUND'S FISCAL AND TAX YEAR-END CHANGED FROM JUNE 30 TO SEPTEMBER 30.
   ^ ON OCTOBER 3, 2005, THE LIMITED MATURITY FIXED INCOME FUND WAS REORGANIZED
     INTO THE AHA LIMITED MATURITY FIXED INCOME FUND, A NEWLY ESTABLISHED IDENTICAL SERIES OF THE CNI CHARTER FUNDS. SEE NOTE 1 IN NOTES TO FINANCIAL STATEMENTS FOR MORE INFORMATION.
  ^^ ON OCTOBER 3, 2005, THE FULL MATURITY FIXED INCOME FUND WAS REORGANIZED
     INTO THE AHA FULL MATURITY FIXED INCOME FUND, A NEWLY ESTABLISHED IDENTICAL SERIES OF THE CNI CHARTER FUNDS. SEE NOTE 1 IN NOTES TO FINANCIAL STATEMENTS FOR MORE INFORMATION.
 ^^^ ON OCTOBER 3, 2005, THE BALANCED FUND WAS REORGANIZED INTO THE AHA BALANCED
     FUND, A NEWLY ESTABLISHED IDENTICAL SERIES OF THE CNI CHARTER FUNDS. SEE
     NOTE 1 IN NOTES TO FINANCIAL STATEMENTS FOR MORE INFORMATION.
   * FOR THE SIX MONTHS ENDED MARCH 31, 2007.
  ** RATIO INCLUDES WAIVERS AND PREVIOUSLY WAIVED INVESTMENT ADVISORY FEES
     RECOVERED. THE IMPACT OF THE RECOVERED FEES MAY CAUSE A HIGHER NET EXPENSE RATIO.
 (1) INFORMATION PRESENTED RELATES TO A SHARE OF CAPITAL STOCK OUTSTANDING FOR THE ENTIRE PERIOD.
 (2) TOTAL RETURN ON NET ASSET VALUE IS NET OF THE SERVICE FEE FOR THE PERIOD JULY 1, 2001 THROUGH OCTOBER 31, 2001, AND FOR THE FISCAL YEAR ENDED 2001. BEGINNING NOVEMBER 1, 2001 THE MANAGEMENT FEE IS INCLUDED IN THE CALCULATION OF THE FUND'S NET ASSET VALUE.
 (3) RATIOS INCLUDE ALL MANAGEMENT FEES AND EXPENSES EXCEPT FOR THE PROGRAM SERVICE FEE.
 (4) PROGRAM SERVICE FEE DISCONTINUED AS OF OCTOBER 31, 2001. EFFECTIVE NOVEMBER 1, 2001, THE ADVISOR EXPENSE RATIO IS INCLUDED AS A GENERAL OPERATING EXPENSE OF THE FUND.
 (5) RATE LISTED REPRESENTS THE PORTFOLIO TURNOVER RATE FROM JULY 1, 2001 THROUGH OCTOBER 31, 2001 (DATE ON WHICH FEEDER FUND ENTERED INTO A MASTER-FEEDER FUND STRUCTURE).
 (6) FOR THE PERIOD FROM NOVEMBER 1, 2001 THROUGH JUNE 30, 2003, THE PER SHARE AMOUNTS AND PERCENTAGES REFLECT INCOME AND EXPENSES ASSUMING INCLUSION OF THE FUND'S PROPORTIONATE SHARE OF THE INCOME AND EXPENSES OF ITS MASTER PORTFOLIO.
 (7) CALCULATED ON THE BASIS OF THE FUND AS A WHOLE WITHOUT DISTINGUISHING BETWEEN THE CLASSES OF SHARES ISSUED. FOR PERIODS LESS THAN 1 YEAR, PORTFOLIO TURNOVER RATE HAS NOT BEEN ANNUALIZED.
 (8) INCLUDES A TAX RETURN OF CAPITAL WHICH IS LESS THAN $0.01 PER SHARE, FOR THE FUND FOR THE YEAR ENDED JUNE 30, 2005.
 (9) NOT ANNUALIZED.
(10) ANNUALIZED.
(11) NET INVESTMENT INCOME PER SHARE IS CALCULATED USING ENDING BALANCES PRIOR TO CONSIDERATION OF ADJUSTMENTS FOR PERMANENT BOOK AND TAX DIFFERENCES.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                         AHA INVESTMENT FUNDS | PAGE 34

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        RATIO
                                                                                                                       OF NET
                                               NET                                                                  OPERATING
               NET                    REALIZED AND                                  NET                  NET         EXPENSES
             ASSET                      UNREALIZED   DIVIDENDS DISTRIBUTIONS      ASSET               ASSETS       TO AVERAGE
             VALUE         NET      GAINS (LOSSES)    FROM NET          FROM      VALUE                  END       NET ASSETS
         BEGINNING   INVESTMENT                 ON  INVESTMENT      REALIZED        END     TOTAL  OF PERIOD           BEFORE
         OF PERIOD INCOME(1)(6)  INVESTMENTS(1)(6)      INCOME         GAINS  OF PERIOD RETURN(2)      (000) WAIVERS(3)(4)(6)
------------------------------------------------------------------------------------------------------------------------------------
AHA Diversified Equity Fund
Class I (commenced operations on October 20, 1988)
  2007*     $18.17       $ 0.10             $ 1.12      $(0.10)       $(1.58)    $17.71      6.79%   $98,672             0.99%
  2006^      17.42         0.15               1.55       (0.15)        (0.80)     18.17     10.16     94,653             1.09
For the period July 1, through September 30,
  2005+      16.79         0.02               0.63       (0.02)           --      17.42      3.88(8)  81,447             1.08(9)
For the years ended June 30,
  2005       15.39         0.13               1.40       (0.13)           --      16.79      9.95     81,510             1.07
  2004       12.74         0.10               2.65       (0.10)           --      15.39     21.60     68,068             1.02
  2003       13.08         0.08(6)           (0.34)(6)   (0.08)           --      12.74     (1.98)    55,564             1.18(6)
  2002       15.90         0.10(6)           (2.01)(6)   (0.11)        (0.80)     13.08    (12.75)    85,673             0.84(6)
Class A (commenced operations on December 30, 2002)
  2007*     $18.21       $ 0.07             $ 1.12      $(0.07)       $(1.58)    $17.75      6.64%   $10,317             1.24%
  2006^      17.46         0.11               1.55       (0.11)        (0.80)     18.21      9.87     11,122              1.34
For the period July 1, through September 30,
  2005+      16.83         0.01               0.63       (0.01)           --      17.46      3.81   (8)9,451             1.34(9)
For the years ended June 30,
  2005       15.43         0.09               1.40       (0.09)           --      16.83      9.66      8,842             1.32
  2004       12.75         0.06               2.65       (0.03)           --      15.43     21.24      7,392             1.27
For the period December 30, 2002, through June 30,
  2003       11.48         0.03(10)           1.26(10)   (0.02)           --      12.75     11.26(8)   6,454             1.45(9)(10)
------------------------------------------------------------------------------------------------------------------------------------
AHA Socially Responsible Equity Fund
Class I (commenced operations on January 3,
2005)
  2007*     $10.91       $ 0.07             $ 0.89      $(0.07)       $(0.15)    $11.65      8.86%   $52,549             0.97%
  2006^^     10.28         0.12               0.67       (0.11)        (0.05)     10.91      7.69     45,003             1.12
For the period July 1, through September 30,
  2005+       9.70         0.02               0.58       (0.02)           --      10.28      6.20(8)  21,795             1.24(9)
For the period January 3, through June 30,
  2005       10.00         0.05              (0.30)      (0.05)           --       9.70     (2.48)(8) 20,510             1.16(9)
Class A (commenced operations on August 12, 2005)
  2007*     $10.90       $ 0.06             $ 0.89      $(0.06)       $(0.15)    $11.64      8.75%$      679             1.22%
  2006^^     10.28         0.09               0.67       (0.09)        (0.05)     10.90      7.40        281             1.37
For the period August 12, through September 30,
  2005       10.17         0.01               0.12       (0.02)           --      10.28      1.27(8)      15             1.69(9)

--------------------------------------------------------------------------------
               RATIO
              OF NET
           OPERATING                     RATIO
            EXPENSES                     OF NET
          TO AVERAGE                 INVESTMENT
          NET ASSETS     PROGRAM         INCOME  PORTFOLIO
               AFTER     SERVICE     TO AVERAGE   TURNOVER
    WAIVERS(3)(4)(6)      FEE(4)  NET ASSETS(3)    RATE(7)
--------------------------------------------------------------------------------
AHA Diversified Equity Fund
Class I (commenced operations on October 20, 1988)
  2007*        1.02%         N/A           1.07%     73.43%
  2006^        1.01          N/A           0.87      99.16
For the period July 1, through September 30,
  2005+        1.13(9)       N/A           0.46(9)   20.08(8)
For the years ended June 30,
  2005         1.05          N/A           0.78     128.37
  2004         1.02          N/A           0.67      97.51
  2003         1.18(6)       N/A           0.61(6)     N/A
  2002         0.84(6)      0.25           0.66(6)   29.13(5)
Class A (commenced operations on December 30, 200
  2007*        1.27%         N/A           0.81%     73.43%
  2006^        1.26          N/A           0.62      99.16
For the period July 1, through September 30,
  2005+        1.38(9)       N/A           0.20(9)   20.08(8)
For the years ended June 30,
  2005         1.30          N/A           0.53     128.37
  2004         1.27          N/A           0.42      97.51
For the period December 30, 2002, through June 30
  2003         1.45(9)(10)   N/A           0.48(9)(10)N/A
--------------------------------------------------------------------------------
AHA Socially Responsible Equity Fund
Class I (commenced operations on January 3, 2005)
  2007*        0.94%**       N/A           1.21%      9.16%
  2006^^       1.04**        N/A           1.10      28.57
For the period July 1, through September 30,
  2005+        1.15(9)**     N/A           0.09(9)    6.89(8)
For the period Januaryp 3, through June 30,
  2005         1.12(9)**     N/A           1.43(9)    47.56(8)
Class A (commenced operations on August 12, 2005)
  2007*        1.19%**       N/A           0.95%      9.16%
  2006^^       1.29**        N/A           0.80      28.57
For the period August 12, through September 30,
  2005         1.69(9)       N/A           0.74(9)    6.89(8)

   + THE FUND'S FISCAL AND TAX YEAR-END CHANGED FROM JUNE 30 TO SEPTEMBER 30.
   ^ ON OCTOBER 3, 2005, THE DIVERSIFIED EQUITY FUND WAS REORGANIZED INTO THE
     AHA DIVERSIFIED EQUITY FUND, A NEWLY ESTABLISHED IDENTICAL SERIES OF THE CNI CHARTER FUNDS. SEE NOTE 1 IN NOTES TO FINANCIAL STATEMENTS FOR MORE INFORMATION.
  ^^ ON OCTOBER 3, 2005, THE SOCIALLY RESPONSIBLE EQUITY FUND WAS REORGANIZED
     INTO THE AHA SOCIALLY RESPONSIBLE EQUITY FUND, A NEWLY ESTABLISHED IDENTICAL SERIES OF THE CNI CHARTER FUNDS. SEE NOTE 1 IN NOTES TO FINANCIAL STATEMENTS FOR MORE INFORMATION.
   * FOR THE SIX MONTHS ENDED MARCH 31, 2007.
  ** RATIO INCLUDES WAIVERS AND PREVIOUSLY WAIVED INVESTMENT ADVISORY FEES
     RECOVERED. THE IMPACT OF THE RECOVERED FEES MAY CAUSE A HIGHER NET EXPENSE RATIO.
 (1) INFORMATION PRESENTED RELATES TO A SHARE OF CAPITAL STOCK OUTSTANDING FOR THE ENTIRE PERIOD.
 (2) TOTAL RETURN ON NET ASSET VALUE IS NET OF THE SERVICE FEE FOR THE PERIOD JULY 1, 2001 THROUGH OCTOBER 31, 2001, AND FOR THE FISCAL YEAR ENDED 2001. BEGINNING NOVEMBER 1, 2001 THE MANAGEMENT FEE IS INCLUDED IN THE CALCULATION OF THE FUND'S NET ASSET VALUE.
 (3) RATIOS INCLUDE ALL MANAGEMENT FEES AND EXPENSES EXCEPT FOR THE PROGRAM SERVICE FEE.
 (4) PROGRAM SERVICE FEE DISCONTINUED AS OF OCTOBER 31, 2001. EFFECTIVE NOVEMBER 1, 2001, THE ADVISOR EXPENSE RATIO IS INCLUDED AS A GENERAL OPERATING EXPENSE OF THE FUND.
 (5) RATE LISTED REPRESENTS THE PORTFOLIO TURNOVER RATE FROM JULY 1, 2001 THROUGH OCTOBER 31, 2001 (DATE ON WHICH FEEDER FUND ENTERED INTO A MASTER-FEEDER FUND STRUCTURE).
 (6) FOR THE PERIOD FROM NOVEMBER 1, 2001 THROUGH JUNE 30, 2003, THE PER SHARE AMOUNTS AND PERCENTAGES REFLECT INCOME AND EXPENSES ASSUMING INCLUSION OF THE FUND'S PROPORTIONATE SHARE OF THE INCOME AND EXPENSES OF ITS MASTER PORTFOLIO.
 (7) CALCULATED ON THE BASIS OF THE FUND AS A WHOLE WITHOUT DISTINGUISHING BETWEEN THE CLASSES OF SHARES ISSUED. FOR PERIODS LESS THAN 1 YEAR, PORTFOLIO TURNOVER RATE HAS NOT BEEN ANNUALIZED. (8) NOT ANNUALIZED.
 (9) ANNUALIZED.
(10) FOR THE PERIOD FROM DECEMBER 30, 2002 THROUGH JUNE 30, 2003, THE PER SHARE AMOUNTS AND PERCENTAGES REFLECT INCOME AND EXPENSES ASSUMING INCLUSION OF THE FUND'S PROPORTIONATE SHARE OF THE INCOME AND EXPENSES OF ITS MASTER PORTFOLIO.






SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         AHA INVESTMENT FUNDS | PAGE 35
notes to financial statements
MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------




1. ORGANIZATION

AHA Investment Funds (the "AHA Funds") are series of CNI Charter Funds (the "Trust"), which is registered as an open-end management investment company under the Investment Company Act of 1940. The Trust was organized as a business trust under the laws of Delaware on October 28, 1996. Each of the AHA Funds commenced operations on October 3, 2005, the effective date of the reorganization of each corresponding series (each a "Predecessor Fund" and collectively the "Predecessor Funds") of AHA Investment Funds, Inc. (the "AHA Company"), a registered investment company organized on March 14, 1988 under the laws of Maryland. On May 17, 2005, the Board of Directors of the AHA Company approved the reorganization of the Predecessor Funds into the newly established corresponding AHA Fund series of the Trust.

The AHA Funds currently offer the following series of shares: the AHA Limited Maturity Fixed Income Fund ("Limited Maturity Fund"), the AHA Full Maturity Fixed Income Fund ("Full Maturity Fund"), the AHA Balanced Fund ("Balanced Fund"), the AHA Diversified Equity Fund (the "Diversified Fund"), the AHA Socially Responsible Equity Fund (the "Socially Responsible Fund"), the AHA International Core Equity Fund ("International Fund") and the AHA U.S. Government Money Market Fund ("Money Market Fund") (each a "Fund" and, collectively, the "Funds"). As of March 31, 2007, the International Fund and the Money Market Fund had not commenced operations. The shares of common stock of the Funds are divided into two classes: Class A Shares and Institutional Class Shares. As of March 31, 2007, only the Institutional Class Shares of the currently operating Funds and the Class A Shares of the Limited Maturity Fund, the Full Maturity Fund, the Diversified Fund, and the Socially Responsible Fund had commenced operations. To request a prospectus, shareholders can call 1-800-445-1341 or write to: CNI Charter Funds, c/o SEI Investments Distribution Co., One Freedom Valley Drive, Oaks, Pennsylvania, 19456.

Expenses related to the reorganization and reimbursements to the Adviser for reorganization related expenses were incurred and paid by the Funds. These amounts are subject to recapture within the next three fiscal years.

The investment objectives of the Funds are set forth below.

LIMITED MATURITY FUND - Seeks a high level of current income, consistent with preservation of capital and liquidity. Invests primarily in high quality fixed income securities issued or guaranteed by the government, and maintains an average dollar-weighted portfolio maturity of less than three years.

FULL MATURITY FUND - Seeks the highest level of income consistent with long-term preservation of capital. Invests primarily in high quality fixed income securities issued or guaranteed by the U.S. government, its agent or instrumentalities. There is no restriction on the minimum or maximum maturity of the securities purchased. The average dollar-weighted maturity will vary and may exceed 20 years.

BALANCED FUND - Seeks a combination of growth of capital and income. Invests varying proportions of its assets in equity and fixed income securities, with not less than 25 percent of total assets invested in fixed income securities.

DIVERSIFIED FUND - Seeks long-term capital growth. Invests primarily in equity securities of U.S. companies that are diversified among various industries and market sectors and securities having equity characteristics.

SOCIALLY RESPONSIBLE FUND - Seeks long-term capital growth. Invests primarily in equity securities whose issuers meet certain socially responsible criteria.


2. SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the U.S. requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION - Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices


                         AHA INVESTMENT FUNDS | PAGE 36

--------------------------------------------------------------------------------




for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Funds' Board of Trustees. The Funds' Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Funds' Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; for international securities, market events occur after the close of the foreign markets that make closing prices not representative of fair values; or the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

SECURITY TRANSACTIONS AND RELATED INCOME - Security transactions are accounted for on the trade date of the security purchase or sale. Costs used in determining net realized capital gains and losses on the sale of securities are those of the specific securities sold. Interest income is recognized on the accrual basis and dividend income is recognized on the ex-dividend date. Purchase discounts and premiums on securities held by the Funds are accreted and amortized to maturity using the scientific method.

REPURCHASE AGREEMENTS - Securities pledged as collateral for repurchase agreements are held by each Fund's custodian bank until maturity of the repurchase agreements. Provisions of the agreements and procedures adopted by the investment adviser require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. The Funds also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker's custodian bank in a segregated account until maturity of the repurchase agreement. Provisions of the agreements require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default. If the counterparty defaults and the value of the collateral declines or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

EXPENSE ALLOCATION - Common expenses incurred by the Funds are allocated among the Funds (i) based upon relative average daily net assets,(ii) as incurred on a specific identification basis, or (iii) equally among the Funds, depending on the nature of the expenditure.

CLASSES - Class-specific expenses are borne by the class. Income, non class-specific expenses, and realized and unrealized gains/losses are allocated to the respective class on the basis of relative net asset value each day.

FUND DISTRIBUTIONS - The Limited Maturity Fund and the Full Maturity Fund declare and pay income dividends from net investment income monthly.

In the Balanced Fund, the Diversified Fund and the Socially Responsible Fund, dividends from net investment income are declared and paid quarterly. Distributions from net realized capital gains are distributed to shareholders at least annually.


3. INVESTMENT ADVISOR AND SUB-ADVISER
   AGREEMENTS

The Funds have an Investment Management Agreement dated October 1, 2005 (the "Agreement") with CCM Advisors, LLC (the "Adviser"), an affiliate of City National Asset Management, Inc. ("CNAM, Inc."), with whom certain officers and trustees of the Funds are affiliated, to furnish investment advisory services to the Funds. Under the terms of the Agreement, the Funds compensate the Adviser for its management services at the annual rate of 0.50% of each Fund's average daily net assets for the Limited Maturity Fund and the Full Maturity Fund, and an annual rate of 0.75% of each Fund's average daily net assets for the Balanced Fund, Diversified Fund and the Socially Responsible Fund. Effective through September 30, 2006, the Adviser had contractually agreed to pay all operating expenses in excess of the annual rates presented below as applied to each Fund's average daily net assets.

         Expense Cap (as a % of average daily net assets)

            Limited      Full                                   Socially
           Maturity    Maturity    Balanced    Diversified    Responsible
Fund         Fund        Fund        Fund         Fund
--------------------------------------------------------------------------------
Class I      0.75%       0.80%       1.00%         1.01%          1.04%
Class A      1.00%       1.05%        N/A          1.26%          1.29%
--------------------------------------------------------------------------------


                         AHA INVESTMENT FUNDS | PAGE 37
notes to financial statements
MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------




Effective November 1, 2006, the Adviser has contractually agreed to pay all operating expenses in excess of the annual rates presented below as applied to each Fund's average daily net assets.

         Expense Cap (as a % of average daily net assets)

            Limited     Full                                   Socially
           Maturity   Maturity    Balanced    Diversified     Responsible
             Fund       Fund        Fund         Fund            Fund
--------------------------------------------------------------------------------
Class I      1.00%      1.00%       1.00%        1.25%           1.25%
Class A      1.25%      1.25%        N/A         1.50%           1.50%
--------------------------------------------------------------------------------

Any fee reductions or expense reimbursements may be repaid to the Adviser within three years after occurrence, subject to certain restrictions and only if such repayments do not cause the Funds' expense ratios, at the time of repayment, to exceed the amounts shown in the preceding table.

During the six months ended March 31, 2007, the Board of Trustees approved the reimbursement of previously waived fees by the Adviser in the amount of $244, $13,553, $925, $23,472 and $1,547 for the Limited Maturity Fund, the Full Maturity Fund, the Balanced Fund, the Diversified Fund and the Socially Responsible Fund, respectively.

As of March 31, 2007, fees which were previously waived by the Adviser which may be subject to possible future reimbursement to the Adviser were as follows:


                      Potential Amount of
Fund                     Recovery (000)            Expiration
----------------------------------------------------------------
Limited Maturity Fund          $ 15                   2008
                                136                   2009
                                  3                   2010
Full Maturity Fund                4                   2007
                                 10                   2009
Balanced Fund                    33                   2008
                                 18                   2009
Diversified Fund                 50                   2009
Socially Responsible Fund         6                   2008
                                 18                   2009
                                  4                   2010
----------------------------------------------------------------
Prior to November 1, 2001, the Adviser was compensated for its services directly by the shareholders and not by the Funds pursuant to the Program Services Agreement it had with each shareholder, under which the Adviser provided asset allocation consulting and certain other services. The fees of the investment managers were paid by the Adviser. The Program Service Fee was equal to 0.50% of average daily net assets for the Full Maturity Fund and Limited Maturity Fund, and 0.75% of average daily net assets for the Balanced Fund and Diversified Fund. This service fee was reflected in the total return as disclosed in the financial highlights tables.

THE PATTERSON CAPITAL CORPORATION and CNAM INC. act as the sub-advisers on behalf of the AHA Limited Maturity Fund and are paid by the Adviser.

ROBERT W. BAIRD & CO., INCORPORATED AND BOYD WATTERSON ASSET MANAGEMENT, LLC act as sub-advisers on behalf of the AHA Full Maturity Fund and are paid by the Adviser. Prior to October 3, 2005, Western Asset Management Company also acted as the sub-adviser on behalf of the Full Maturity Fund and was paid by the Adviser.

ROBERT W. BAIRD & CO., INCORPORATED, CAMBIAR INVESTORS, LLC and FREEMAN ASSOCIATES INVESTMENT MANAGEMENT LLC act as sub-advisers on behalf of the Balanced Fund and are paid by the Adviser.

CAMBIAR INVESTORS, LLC AND FREEMAN ASSOCIATES INVESTMENT MANAGEMENT LLC act as sub-advisers on behalf of the AHA Diversified Equity Fund and are paid by the Adviser. Effective October 1, 2006, Cambiar was replaced with AMBS INVESTMENT COUNSEL, LLC and SKBA CAPITAL MANAGEMENT, LLC as sub-advisers for portions of the AHA Diversified Equity Fund and are paid by the Adviser.

SKBA CAPITAL MANAGEMENT, LLC acts as the sub-adviser on behalf of the AHA Socially Responsible Fund and is paid by the Adviser.


4. ADMINISTRATION, TRANSFER AGENT AND
   DISTRIBUTION AGREEMENTS

Pursuant to an administration agreement (the "Agreement"), SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, acts as the AHA Funds Administrator. Effective with the reorganization into the CNI Charter Funds on October 3, 2005, under the terms of the Agreement dated April 1, 1999, as amended January 1, 2005, the Administrator is entitled to receive an annual fee of 0.065% of aggregate average daily net assets of the Trust not exceeding $2.5 billion, 0.045% of aggregate average daily net assets of the Trust exceeding $2.5 billion but not exceeding $5 billion, and 0.025% of aggregate average daily net assets of the Trust exceeding $5 billion. Prior to October 3, 2005, under the terms of the Agreement dated April 8, 2005, the Administrator was entitled to receive an annual fee equal to the greater of $250,000 or 0.10% of aggregate average daily net assets of the AHA Funds.

The AHA Funds have adopted a Rule 12b-1 Distribution Plan ("the Plan") with respect to Class A Shares that allows each Fund to pay distribution and servicing fees. SEI Investments Distribution Co. (the "Distributor"), as compensation for its services under the Plan, receives a distribution fee, computed daily and paid monthly, at the annual rate of 0.25% of the average daily net assets of the Class A Shares of each Fund.



                         AHA INVESTMENT FUNDS | PAGE 38

SEI Investments Fund Management serves as Transfer Agent for the Trust whereby they provide services at an annual rate of $15,000 per share class. The Transfer Agent has voluntarily agreed to waive these fees.

Citigroup Fund Services, LLC serves as sub-transfer Agent for the AHA Funds whereby they provide services at an annual rate of $14,000 per share class.

U.S. Bank, N.A. serves as Custodian for the Trust. The Custodian plays no role in determining the investment policies of the AHA Funds or which securities are to be purchased or sold by the AHA Funds.

Certain officers of the Trust are also officers of the Advisor and/or the Administrator. Such officers are paid no fees by the Trust or the AHA Funds for serving as officers of the Funds.


5. FEDERAL INCOME TAXES

It is each Funds' policy to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and the Funds intend to distribute investment company net taxable income and net capital gains to shareholders. Therefore, no Federal income tax provision is required.

The Funds may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned. The Funds accrue such taxes when the related income is earned.

The timing and characterization of certain income and capital gains distributions are determined annually in accordancewith Federal tax regulations, which may differ from accounting principles generally accepted in the United States. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to paid-in-capital, undistributed net investment income
(loss), or accumulated net realized gain (loss), as appropriate, in the period that the differences arise.

The tax character of dividends and distributions declared during the periods ended September 30, 2006, September 30, 2005 and June 30, 2005 are shown below (000's):

                                  Ordinary     Long-term
                                   Income    Capital Gain    Total
Fund                                (000)       (000)        (000)
----------------------------------------------------------------------
Limited Maturity Fund
  September 2006                   $2,460      $   --        $2,460
  September 2005                      704          --           704
  June 2005                         2,965*        168         3,133
Full Maturity Fund
  September 2006                    1,394          85         1,479
  September 2005                      277          --           277
  June 2005                         1,141         239         1,380
Balanced Fund
  September 2006                      635         787         1,422
  September 2005                       75          --            75
  June 2005                           301          --           301
Diversified Fund
  September 2006                    1,057       4,157         5,214
  September 2005                      103          --           103
  June 2005                           652          --           652
Socially Responsible Fund
  September 2006                      370          --           370
  September 2005                       45          --            45
  June 2005                           109          --           109
* Includes tax return of capital of less than $1 (000's).



                         AHA INVESTMENT FUNDS | PAGE 39
notes to financial statements
MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------


As of September 30, 2006, the components of Distributable Earnings/(Accumulated Losses) on a tax basis were as follows (000's):

                            Undistributed  Undistributed   Capital                   Unrealized     Other           Total
                              Ordinary      Long-term        Loss      Post-October Appreciation  Temporary  Distributable Earnings
                               Income      Capital Gain  Carryforwards    Losses   (Depreciation) Differences (Accumulated Losses)
Fund                           (000)          (000)         (000)          (000)       (000)        (000)           (000)
------------------------------------------------------------------------------------------------------------------------------------
Limited Maturity Fund         $  155        $   --        $(1,047)       $(1,403)     $  (162)      $(148)       $ (2,605)
Full Maturity Fund               108            --           (109)          (283)          32        (106)           (358)
Balanced Fund                    228           921             --             --        1,399          --           2,548
Diversified Fund               1,771         5,872             --             --       11,256          --          18,899
Socially Responsible Fund         13           597             --             --        2,256          --           2,866


Post-October losses represent losses realized on investments and foreign currency transactions from November 1, 2005 through September 30, 2006 that, in accordance with Federal income tax regulations, the Funds have elected to defer and treat as having arisen in the following fiscal year.

For tax purposes, the losses in the Funds can be carried forward for a maximum of eight years to offset any future net realized capital gains. At September 30, 2006, the breakdown of capital loss carryforwards was as follows (000's):


                                                            Expiring
                                                --------------------------------
                                                  2012    2013   2014   Total
Fund                                              (000)   (000)  (000)  (000)
--------------------------------------------------------------------------------
Limited Maturity Fund                             $76     $838   $133  $1,047
Full Maturity Fund                                 --       64     45     109
--------------------------------------------------------------------------------

The Federal tax cost, the aggregate gross unrealized appreciation on securities, the aggregate gross unrealized depreciation on securities and the net unrealized appreciation/(depreciation) for tax purposes at March 31, 2007 for each of the Funds were as follows (000's):

                                        Aggregate     Aggregate         Net
                                           Gross        Gross       Unrealized
                            Federal     Unrealized    Unrealized   Appreciation
                            Tax Cost   Appreciation  Depreciation (Depreciation)
Fund                          (000)       (000)         (000)          (000)
--------------------------------------------------------------------------------
Limited Maturity Fund       $ 42,761    $    99      $   (95)       $    4
Full Maturity Fund            39,777        353         (217)          136
Balanced Fund                 16,096        813         (279)          534
Diversified Fund             103,250     10,416       (2,137)        8,279
Socially Responsible Fund     50,555      5,823         (554)        5,269
--------------------------------------------------------------------------------

6. CAPITAL SHARE TRANSACTIONS (000'S):

The share transactions for the six months ended March 31, 2007 (unaudited) and the year ended September 30, 2006 are as follows:


                           Limited Maturity Fund (000)         Full Maturity Fund (000)              Balanced Fund (000)
                          -----------------------------      -----------------------------        --------------------------
                            03/31/07       09/30/06            03/31/07        09/30/06            03/31/07      09/30/06
                          -----------------------------      -----------------------------        --------------------------
Class I
   Shares Sold                    46             63                 785            503                   --            --
   Shares Issued in
     Reinvestment
     of Dividends             20 121                                 22              50                   4             6
   Shares Redeemed              (322)        (6,520)                  --           (628)                 --           (61)
-------------------------------------------------------      -----------------------------        --------------------------
   Total Net Change             (256)        (6,336)                807            (75)                 4             (55)
=======================================================      =============================        ==========================
Class A
   Shares Sold                     2             16                   4              1
   Shares Issued in
     Reinvestment
     of Dividends                  1              1                   --              1
   Shares Redeemed               (11)           (61)                  --             (1)
-------------------------------------------------------      -----------------------------
   Total Net Change               (8)           (44)                  4               1
=======================================================      =============================

                         AHA INVESTMENT FUNDS | PAGE 40



6. CAPITAL SHARE TRANSACTIONS (CONTINUED) (000'S):

                                                                        Socially
                                Diversified Fund                    Responsible Fund
                          -----------------------------      -----------------------------
                            03/31/07       09/30/06            03/31/07        09/30/06
                          -----------------------------      -----------------------------
Class I
   Shares Sold                   354          1,789                 351           2,133
   Shares Issued in
     Reinvestment
     of Dividends                346            192                  82              35
   Shares Redeemed              (338)        (1,447)                (47)           (163)
-------------------------------------------------------      -----------------------------
   Total Net Change              362            534                 386           2,005
=======================================================      =============================
Class A
   Shares Sold                    44            102                  38              25
   Shares Issued in
     Reinvestment
     of Dividends                 50             27                   1              --
   Shares Redeemed              (124)           (59)                 (6)             --
-------------------------------------------------------      -----------------------------
   Total Net Change              (30)            70                  33              25
=======================================================      =============================


7. SECURITIES TRANSACTIONS

Purchases and sales and maturities of investment securities, other than short-term investments, for the six months ended March 31, 2007 were as follows:

                                         Purchases       Sales & Maturities
--------------------------------------------------------------------------------
                           U.S. Gov`t    Other     U.S. Gov`t     Other
Fund                         (000)       (000)       (000)        (000)
--------------------------------------------------------------------------------
Limited Maturity Fund        $17,019    $ 6,485     $9,528       $13,770
Full Maturity Fund             8,395      9,328      6,108         3,634
Balanced Fund                  1,212     12,778        630        15,224
Diversified Fund                  --     77,522         --        80,320
Socially Responsible Fund         --      7,863         --         4,349
--------------------------------------------------------------------------------


8. SECURITIES LENDING

The Custodian serves as the AHA Funds' securities lending agent. Certain Funds lend their securities to approved brokers to earn additional income and receive cash and/or securities as collateral to secure the loans. Income the Funds earned on securities purchased with cash collateral is reflected on the statements of operations. Collateral was maintained at not less than 102% of the value of loaned securities. If cash collateral is received, a related liability is shown on the statement of net assets. Although the risk of lending is mitigated by the collateral, a Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return them. There was no loss of income or value reported for the securities on loan for the six months ended March 31, 2007.


9. INVESTMENT RISKS

In the normal course of business, the AHA Funds enter into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.


10. NEW ACCOUNTING PRONOUNCEMENTS

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the Funds' financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. As of March 31, 2007, the Funds have not completed their evaluation of the impact, if any, that will result from the adoption of FIN 48.



                         AHA INVESTMENT FUNDS | PAGE 41
notes to financial statements
March 31, 2007 (Unaudited)

--------------------------------------------------------------------------------




In September 2006, FASB issued Statement on Financial Accounting Standards
(SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of March 31, 2007, the Funds do not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.










                         AHA INVESTMENT FUNDS | PAGE 42
disclosure of fund expenses (UNAUDITED)


As a Class I shareholder of the AHA Limited Maturity Fund, the AHA Full Maturity Fund, the AHA Balanced Fund, the AHA Diversified Fund and the AHA Socially Responsible Fund (each a "Fund" and collectively, the "Funds"), you will incur ongoing costs, including management fees and other Fund expenses. As a Class A shareholder of the AHA Limited Maturity Fund, the AHA Full Maturity Fund, the AHA Diversified Fund and the AHA Socially Responsible Fund, you will incur ongoing costs and distribution fees. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 for the six months ended March 31, 2007.

ACTUAL EXPENSES. The first line of the tables below provides information about actual account values and actual expenses. The Funds charge no sales load or transaction fees, but do assess shareholders of IRA accounts a $25.00 annual maintenance fee by Forum Shareholder Services, LLC (a division of Citigroup Fund Services, LLC) the Funds' sub-transfer agent. To the extent the Funds invest in shares of other investment companies as part of their investment strategies, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest, in addition to the expenses of the Funds. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example below. The example below includes, but is not limited to, management fees, shareholder servicing fees, fund accounting, custody and transfer agent fees. However, the example below does not include portfolio trading commissions, related expenses and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which does not the represent the Funds' actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Ending account values and expenses paid during the period are based on a hypothetical 2.50% rate of return. The rate of return is considered before expenses are deducted from the Fund.


                       Beginning         Ending                        Expenses
                        Account          Account      Annualized         Paid
                         Value            Value         Expense         During
                        10/1/06          3/31/07        Ratios          Period*
--------------------------------------------------------------------------------
AHA LIMITED MATURITY FIXED INCOME FUND
--------------------------------------------------------------------------------
Actual Fund Return
Class I                $1,000.00        $1,023.60        0.79%           $3.99
Class A                 1,000.00         1,022.30        1.04%            5.24
Hypothetical 5% Return
Class I                $1,000.00        $1,020.99        0.79%           $3.98
Class A                 1,000.00         1,019.75        1.04%            5.24
--------------------------------------------------------------------------------
AHA FULL MATURITY FIXED INCOME FUND
--------------------------------------------------------------------------------
Actual Fund Return
Class I                $1,000.00        $1,024.50        0.80%           $4.04
Class A                 1,000.00         1,023.20        1.05%            5.30
Hypothetical 5% Return
Institutional Class    $1,000.00        $1,020.94        0.80%           $4.03
Class A                 1,000.00         1,019.70        1.05%            5.29
--------------------------------------------------------------------------------
AHA BALANCED FUND
--------------------------------------------------------------------------------
Actual Fund Return
Class I                $1,000.00        $1,047.90        1.00%           $5.11
Hypothetical 5% Return
Class I                $1,000.00        $1,019.95        1.00%           $5.04


                       Beginning         Ending                        Expenses
                        Account          Account      Annualized         Paid
                         Value            Value         Expense         During
                        10/1/06          3/31/07        Ratios          Period*
--------------------------------------------------------------------------------
AHA DIVERSIFIED EQUITY FUND
--------------------------------------------------------------------------------
Actual Fund Return
Class I                $1,000.00        $1,067.90        1.02%           $5.26
Class A                 1,000.00         1,066.40        1.27%            6.54
Hypothetical 5% Return
Institutional Class    $1,000.00        $1,019.85        1.02%           $5.14
Class A                 1,000.00         1,018.60        1.27%            6.39
--------------------------------------------------------------------------------
AHA SOCIALLY RESPONSIBLE EQUITY FUND
--------------------------------------------------------------------------------
Actual Fund Return
Class I                $1,000.00        $1,088.60        0.94%           $4.89
Class A                 1,000.00         1,087.50        1.19%            6.19
Hypothetical 5% Return
Institutional Class    $1,000.00        $1,020.24        0.94%           $4.73
Class A                 1,000.00         1,019.00        1.19%            5.99
--------------------------------------------------------------------------------
*Expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the six month period).


                         AHA INVESTMENT FUNDS | PAGE 43
approval of sub-advisory agreement (UNAUDITED)


--------------------------------------------------------------------------------




The Board of Trustees of CNI Charter Funds (the "Trust") is comprised of four Trustees, all of whom are independent of the Trust's investment advisers and sub-advisers. During the six months ended March 31, 2007, the Board of Trustees approved a new sub-advisory agreement (the "Agreement") between CCM Advisors, LLC ("CCMA") and Boyd Watterson Asset Management, LLC ("Boyd Watterson") with respect to the AHA Full Maturity Fixed Income Fund (the "Full Maturity Fund"). Boyd Watterson has served as a sub-adviser to the Full Maturity Fund since December 2005. However, under the Investment Company Act of 1940 the acquisition of its parent company, Mercantile Bankshares Corporation, by PNC Financial Services Group automatically terminated its existing sub-advisory agreement with the Fund.

The following information summarizes the Board's considerations associated with its approval of the Agreement. In connection with their deliberations, the Board considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. This included not only information provided to the Board in connection with its review of the Agreement, but information received by the Board in connection with its regular quarterly meetings. As the overall performance, advisory fees and expenses of the Full Maturity Fund are considered by the Board of Trustees in connection with its annual review of the Fund's advisory arrangements with CCMA, and CCMA pays the Fund's sub-advisory fees, the Board's review of the Agreement focused primarily on the nature, quality and extent of the investment sub-advisory services being performed by Boyd Watterson. In considering these matters, the Board discussed the approval of the Agreement with management and in private sessions with counsel at which no representatives of CCMA or Boyd Watterson were present. In deciding to approve the Agreement, the Board did not identify a single factor as controlling and this summary does not describe all of the matters considered. However, the Board concluded that each of the various factors referred to below favored such approval.

In reviewing the services provided by Boyd Watterson, the Board considered a variety of matters, including the investment performance of the portion of the Fund managed by Boyd Watterson; the background, education and experience of its key portfolio management and operational personnel; its overall financial strength and stability, as well as that of its parent company; its regulatory compliance systems and procedures; its resources and related efforts to retain, attract and motivate capable personnel to serve the Full Maturity Fund; and the overall general quality and depth of its organization and that of its parent. The Board also reviewed Boyd Watterson's investment philosophy and processes as well as brokerage, trading and soft dollar practices. The Board noted Boyd Watterson's representation that it would continue to operate autonomously from its parent, and concluded that the acquisition of its parent by PNC Financial Group would not adversely impact its operations.

The Board reviewed information regarding the advisory fees charged by Boyd Watterson and noted that Boyd Watterson's fees for services to the Full Maturity Fund were in line with the fees it charges two other mutual funds for which it serves as sub-adviser, and were lower than its standard fee schedule for institutional clients. The Board also considered that although Boyd Watterson's sub-advisory fee schedule had no breakpoints, the Fund's asset levels were not so substantial that they would lead to significant economies of scale.

The Board also reviewed information prepared by Boyd Watterson relating to Boyd Watterson's costs and profits with respect to the Full Maturity Fund, as well as the methodologies used to determine and allocate such costs to its management of the Fund. The Board noted that neither Boyd Watterson nor its affiliates would receive benefits other than investment sub-advisory fees as a result of its relationship with the Fund, except the intangible benefits of the favorable publicity arising in connection with the Fund's performance.

Based on its review, including its consideration of each of the factors referred to above, the Board concluded that the Agreement would represent fair and reasonable compensation in light of the nature and quality of the services proposed to be provided by Boyd Watterson to the Full Maturity Fund and its shareholders.




                         AHA INVESTMENT FUNDS | PAGE 44

                      ------------------------------------
                              AHA INVESTMENT FUNDS
                      190 South LaSalle Street, Suite 2800
                             Chicago, Illinois 60603
                                 1-800-445-1341
                      ------------------------------------

INVESTMENT ADVISOR
CCM Advisors, LLC
190 South LaSalle Street, Suite 2800
Chicago, Illinois 60603


ADMINISTRATOR
SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, Pennsylvania 19456


SUB-TRANSFER AGENT AND
DIVIDEND DISBURSEMENT AGENT
Citigroup Fund Services, LLC
Two Portland Square
Portland, Maine 04101


CUSTODIAN
U.S. Bank, N.A.
2 Liberty Place, 20th Floor
Philadelphia, Pennsylvania 19102



LEGAL COUNSEL
Paul Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, California 90071


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
KPMG LLP
Suite 2000
355 South Grand Avenue
Los Angeles, California 90071


DISTRIBUTOR
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456




[AHA Logo Omitted]
American Hospital
  Association

a tobacco-free investment                          [CNI Logo Omitted]
                                                   CNI CHARTER FUNDS
CNI-SA-003-0200

ITEM 2.    CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.    SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

CNI Charter Funds (the "Fund") has adopted the following procedures by which shareholders may recommend nominees to the Fund's Board of Trustees. The Fund has a Nominating Committee comprised solely of persons who are not considered "interested persons" of the Fund within the meaning of the Investment Company Act of 1940. The Committee periodically reviews such issues as the Board's composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full Board of Trustees. While the Committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the Board, so long as the shareholder or shareholder group submitting a proposed nominee: (a) beneficially owns more than 5% of the Fund's voting shares and has held such shares continuously for two years, and (b) is not an adverse holder. No eligible shareholder or shareholder group may submit more than one independent Board member nominee each year. Such suggestions must be sent in writing to the Fund 's Secretary, and must be accompanied by the shareholder's contact information, the nominee's contact information and number of Fund shares owned by the nominee, all information regarding the nominee that would be required to be disclosed in solicitations of proxies for elections of directors required under the Securities Exchange Act of 1934, and a notarized letter from the nominee stating his or her intention to serve as a nominee and be named in the Fund's proxy statement, if so designated by the Committee and the Board of Trustees.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                               CNI Charter Funds


By (Signature and Title)*                  /s/ Richard D. Byrd
                                           -------------------------------------
                                           Richard D. Byrd, President & CEO

Date May 24, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                  /s/ Richard D. Byrd
                                           -------------------------------------
                                           Richard D. Byrd, President & CEO

Date May 24, 2007

By (Signature and Title)*                  /s/ Eric Kleinschmidt
                                           -------------------------------------
                                           Eric Kleinschmidt, Controller and COO

Date May 24, 2007

* Print the name and title of each signing officer under his or her signature.